As filed with the Securities and Exchange Commission on December 18, 2012

Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

ING Variable Funds

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.
ING U.S. Legal Services
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, MA 02109

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 17, 2013,

pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING GROWTH AND INCOME CORE PORTFOLIO

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-992-0180

January 25, 2013

Dear Shareholder:

On behalf of the Board of Directors (the “Board”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of ING Growth and Income Core Portfolio (formerly, ING Thornburg Value Portfolio) (“Growth and Income Core Portfolio”) and ING UBS U.S. Large Cap Equity Portfolio (“UBS U.S. Large Cap Equity Portfolio”).  The Special Meeting is scheduled for 10:00 A.M., Local time, on February 27, 2013, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Growth and Income Core Portfolio will be asked to vote on the proposed reorganization of Growth and Income Core Portfolio with and into ING Growth and Income Portfolio (“Growth and Income Portfolio”), and shareholders of UBS U.S. Large Cap Equity Portfolio will be asked to vote on the proposed reorganization (together with the Growth and Income Core Portfolio reorganization, the “Reorganizations,” each a “Reorganization”) of UBS U.S. Large Cap Equity Portfolio with and into Growth and Income Portfolio (together with Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio, the “Portfolios,” each a “Portfolio”).  Each Portfolio is a member of the mutual fund group called the “ING Funds.”

In addition Growth and Income Core Portfolio shareholders will be asked to approve a new sub-advisory agreement for Growth and Income Core Portfolio with ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”).  ING IM currently serves as the sub-adviser to Growth and Income Core Portfolio under an interim sub-advisory agreement between Directed Services LLC, Growth and Income Core Portfolio’s investment adviser, and ING IM.  This interim sub-advisory agreement will not terminate until after the anticipated closing date for the proposed Reorganization.  Shareholders are being asked to approve this “permanent” sub-advisory agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization of the Growth and Income Core Portfolio.  Since sub-advisory fees are paid by Directed Services LLC, and not Growth and Income Core Portfolio, the appointment of ING IM as “permanent” Sub-Adviser would not increase the fees paid by the Portfolio or indirectly by its shareholders.

Shares of Growth and Income Core Portfolio and/or UBS U.S. Large Cap Equity Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”), or at your direction by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy.  If the pertinent Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Growth and Income Portfolio instead of shares of Growth and Income Core Portfolio and/or UBS U.S. Large Cap Equity Portfolio beginning on the date the Reorganization occurs.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio with greater scale which seeks to maximize total return.

Formal notice of the Special Meeting appears on the next page, followed by the Proxy Statement/Prospectus.  The Proposals are discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully.  After careful consideration, the Board has concluded that the Reorganizations are in the best interests of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio and their respective shareholders and recommends that you vote “FOR” the Reorganizations.

Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than February 26, 2013.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

2

ING GROWTH AND INCOME CORE PORTFOLIO

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-992-0180

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Scheduled for February 27, 2013

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of ING Growth and Income Core Portfolio (formerly, ING Thornburg Value Portfolio) (“Growth and Income Core Portfolio”) and ING UBS U.S. Large Cap Equity Portfolio (“UBS U.S. Large Cap Equity Portfolio”) is scheduled for 10:00 A.M., Local time, on February 27, 2013 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, as a shareholder of one or both of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio, you will be asked to consider and vote upon one or both of the following proposals:

1.              To approve an Agreement and Plan of Reorganization by and between Growth and Income Core Portfolio and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of Growth and Income Core Portfolio with and into Growth and Income Portfolio;

2.              To approve a new sub-advisory agreement between Directed Services LLC (“DSL” or “Adviser”), the investment adviser to Growth and Income Core Portfolio, and ING Investment Management Co. (“ING IM” or “Sub-Adviser”), Growth and Income Core Portfolio’s proposed sub-adviser (together with the Reorganization, the “Proposals”);

3.              To approve an Agreement and Plan of Reorganization (together with the Growth and Income Portfolio reorganization agreement, the “Reorganization Agreements,” each a “Reorganization Agreement”),  by and between UBS U.S. Large Cap Equity Portfolio and Growth and Income Portfolio, providing for the reorganization of UBS U.S. Large Cap Equity Portfolio with and into Growth and Income Portfolio (together with the Growth and Income Core Portfolio reorganization, the “Reorganizations,” each a “Reorganization”) (together with the new sub-advisory agreement, the “Proposals”); and

4.              To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Only shareholders of Growth and Income Core Portfolio will vote on the Growth and Income Core Portfolio Reorganization and the sub-advisory agreement with ING IM, and only shareholders of UBS U.S. Large Cap Equity Portfolio will vote on the UBS U.S. Large Cap Equity Portfolio Reorganization.  Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganization.

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Proposals to be placed before the Special Meeting.

The Board of Directors has concluded that the Proposals are in the best interests of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio and their respective shareholders and recommends that you vote “FOR” the Proposals.

Shareholders of record as of the close of business on December 3, 2012, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return promptly, but in no event later than February 26, 2013, the enclosed Proxy Ballot so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot by giving written notice of revocation to the Growth and Income Core Portfolio or UBS U.S. Large Cap Equity Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

January 25, 2013

2

PROXY STATEMENT/PROSPECTUS

January 25, 2013

PROXY STATEMENT FOR:

ING GROWTH AND INCOME CORE PORTFOLIO (FORMERLY, ING THORNBURG VALUE PORTFOLIO)

AND

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Series of ING Partners, Inc.)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-992-0180

Special Meeting of Shareholders
of ING Growth and Income Core Portfolio

and

ING UBS U.S. Large Cap Equity Portfolio
Scheduled for February 27, 2013

PROSPECTUS FOR:

ING GROWTH AND INCOME PORTFOLIO
(A series of ING Variable Funds)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-992-0180

Important Notice Regarding the Availability of Proxy Materials
for the Shareholder Meeting to be Held on February 27, 2013

This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/ing

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTRODUCTION	1
What’s happening?	1
Why did you send me this booklet?	1
What proposals will be considered at the Special Meeting?	2
Who is eligible to vote?	2
How do I vote?	2
How does the Board recommend that I vote?	2
When and where will the Special Meeting be held?	3
How can I obtain more information about the Portfolios?	3
SUMMARY OF THE PROPOSALS	3
The Proposed Reorganizations	3
The Proposed Sub-Advisory Agreement	4
PROPOSAL ONE — APPROVAL OF THE REORGANIZATION OF ING GROWTH AND INCOME CORE PORTFOLIO WITH AND INTO ING GROWTH AND INCOME PORTFOLIO	6
What is the proposed Reorganization?	6
Why is a Reorganization proposed?	6
How do the Investment Objectives compare?	6
How do the fees and expenses compare?	6
Annual Portfolio Operating Expenses	6
Expense Examples	8
How do the Principal Investment Strategies compare?	9
How do the Principal Risks of Investing in the Portfolios compare?	14
How does Growth and Income Core Portfolio’s Performance compare to Growth and Income Portfolio?	16
How does the Management of the Portfolios compare?	17
What are the Key Differences in the Rights of shareholders of Growth and Income Core Portfolio and Growth and Income Portfolio?	20
Additional Information about the Reorganization	21
What is the Board’s recommendation?	22
What factors did the Board consider?	22
What is the required vote?	23
What happens if shareholders do not approve the Reorganization Agreement?	23
PROPOSAL TWO — APPROVAL OF THE PROPOSED SUB-ADVISORY AGREEMENT	24
What is Proposal Two?	24
Who is Growth and Income Core Portfolio’s investment adviser?	24
Who was the Sub-Adviser?	24
Who is the proposed Sub-Adviser?	24
Why was the former sub-adviser to the Growth and Income Core Portfolio terminated?	24
How will Proposal Two, if approved, affect the management of Growth and Income Core Portfolio?	25

i

Were there changes to the name of the Portfolio and its principal investment strategies?	25
What are the terms of the Advisory Agreement?	25
What are the terms of the Proposed Sub-Advisory Agreement?	26
What are the changes to Growth and Income Core Portfolio’s fee structure due to the appointment of ING IM as sub-adviser?	27
Who are the other service providers to Growth and Income Core Portfolio?	27
What is the required vote?	27
What happens if shareholders do not approve Proposal Two?	27
What was the process of selecting ING IM as the sub-adviser to Growth and Income Core Portfolio?	27
What are the factors that were considered by the Board?	28
What is the recommendation of the Board?	29
PROPOSAL THREE — APPROVAL OF THE REORGANIZATION OF ING UBS U.S. LARGE CAP EQUITY PORTFOLIO WITH AND INTO ING GROWTH AND INCOME PORTFOLIO	30
What is the proposed Reorganization?	30
Why is a Reorganization proposed?	30
How do the Investment Objectives compare?	30
How do the fees and expenses compare?	30
Annual Portfolio Operating Expenses	30
Expense Examples	32
How do the Principal Investment Strategies compare?	33
How do the Principal Risks of Investing in the Portfolios compare?	34
How does UBS U.S. Large Cap Equity Portfolio’s Performance compare to Growth and Income Portfolio?	36
How does the Management of the Portfolios compare?	38
What are the Key Differences in the Rights of Shareholders of UBS U.S. Large Cap Equity Portfolio and Growth and Income Portfolio?	41
Additional Information about the Reorganization	41
What is the Board’s recommendation?	43
What factors did the Board consider?	43
What is the required vote?	43
What happens if shareholders do not approve the Reorganization Agreement?	43
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	44
Form of Organization	44
Dividends and Other Distributions	44
Capitalization	44
GENERAL INFORMATION ABOUT THE PROXY STATEMENT	45
Who is asking for my vote?	45
How is my proxy being solicited?	45
What happens to my proxy once I submit it?	45
Can I revoke my proxy after I submit it?	45
What are the voting rights and quorum requirements?	45

ii

Can shareholders submit proposals for consideration in a Proxy Statement?		46
What if a proposal that is not in the Proxy Statement/Prospectus comes up at the Special Meeting?		46
What is “householding”?		46
How can shareholders access other Portfolio documents?		47
Who pays for this Proxy Solicitation/Prospectus?		47
APPENDIX A:	AGREEMENTS AND PLANS OF REORGANIZATION	A-1
APPENDIX B:	ADDITIONAL INFORMATION REGARDING GROWTH AND INCOME PORTFOLIO	B-1
APPENDIX C:	FORM OF PROPOSED SUB-ADVISORY AGREEMENT	C-1
APPENDIX D:	PRINCIPAL EXECUTIVE OFFICERS	D-1
APPENDIX E:	SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS	E-1

iii

INTRODUCTION

What’s happening?

On September 6, 2012, the Board of Directors (the “Board”) of ING Growth and Income Core Portfolio (formerly, ING Thornburg Value Portfolio) (“Growth and Income Core Portfolio”) and ING UBS U.S. Large Cap Equity Portfolio (“UBS U.S. Large Cap Equity Portfolio”), and on September 13, 2012, the Board of Directors (the “ING Funds Board”) of ING Growth and Income Portfolio (“Growth and Income Portfolio”) (each, a “Portfolio,” and collectively, the “Portfolios”) approved two Agreements and Plans of Reorganization (the “Reorganization Agreements”), which provide for the reorganization of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio with and into the Growth and Income Portfolio (together, the “Reorganizations,” each a “Reorganization”).  Each Reorganization requires shareholder approval and, if approved, is expected to be effective on March 23, 2013, or such other date as the parties may agree (the “Closing Date”).

Also on September 6, 2012, the Board, including a majority of the directors who are not “interested persons” of Growth and Income Core Portfolio, as defined in the 1940 Act (“Independent Directors”), determined to terminate the investment sub-advisory agreement with Thornburg Investment Management, Inc. (“Thornburg”) and approved an interim sub-advisory agreement between Directed Services LLC (“DSL” or “Adviser”) and ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”) (“Interim Agreement”) pursuant to which ING IM currently serves as sub-adviser to Growth and Income Core Portfolio.  The Interim Agreement will expire on May 2, 2013 or earlier, if shareholders approve the Proposals.  On September 6, 2012, the Board, including all of the Independent Directors also approved a permanent sub-advisory agreement between DSL and ING IM (“Proposed Sub-Advisory Agreement”), subject to shareholder approval.  Shareholders of Growth and Income Core Portfolio must approve the Proposed Sub-Advisory Agreement for it to become effective.

In connection with the determination to appoint ING IM as the interim Sub-Adviser, the Board approved changes to the principal investment strategies of the Growth and Income Core Portfolio from the strategies employed by Thornburg to the strategies employed by ING IM.  These changes went into effect as of the close of business on November 16, 2012.  Following a transition period in which a transition manager bought and sold portfolio securities to prepare the Growth and Income Core Portfolio for the day-to-day management by ING IM under the Portfolio’s new investment strategies, ING IM began serving as the interim sub-adviser to the Portfolio as of the close of business on November 30, 2012.  Proposal One contains a comparison of the former principal investment strategies under the day-to-day portfolio management of Thornburg with the current principal investment strategies of the Portfolio under the day-to-day portfolio management of ING IM, as well as the principal investment strategies of the proposed surviving fund.

Why did you send me this booklet?

Shares of Growth and Income Core Portfolio and/or UBS U.S. Large Cap Equity Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”), or at your direction by your insurance company through its separate accounts (“Separate Accounts”) to serve as investment options under your variable annuity and/or variable life contract (“Variable Contracts”).

This booklet includes a combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio.  It provides you with information you should review before providing voting instructions on the matters listed below and in the Notice of Special Meeting.

The insurance companies and Qualified Plans or their trustees, as record owners of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio shares, are, in most cases, the true “shareholders” of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contracts Holders”) may be asked to instruct their Qualified Plan trustee or insurance company, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted.  For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise.  Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contracts Holders or Plan Participants.

Because you, as a shareholder of Growth and Income Core Portfolio and/or UBS U.S. Large Cap Equity Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Growth and Income Portfolio, this Proxy Statement also serves as a prospectus for Growth and Income Portfolio.  Growth and Income Portfolio is an open-end management investment company, which seeks, to maximize total return, as described more fully below.

What proposals will be considered at the Special Meeting?

A special meeting of shareholders (the “Special Meeting”) of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio is scheduled for the following purposes:

1.              To approve the Reorganization Agreement by and between Growth and Income Core Portfolio and Growth and Income Portfolio, providing for the reorganization of Growth and Income Core Portfolio with and into Growth and Income Portfolio (“Proposal One”);

2.              To approve a new sub-advisory agreement between DSL, the investment adviser to Growth and Income Core Portfolio and ING IM, Growth and Income Core Portfolio’s proposed sub-adviser (“Proposal Two”);

3.              To approve the Reorganization Agreement by and between UBS U.S. Large Cap Equity Portfolio and Growth and Income Portfolio, providing for the reorganization of UBS U.S. Large Cap Equity Portfolio with and into Growth and Income Portfolio (“Proposal Three,” together with Proposals One and Two, the “Proposals”); and

4.              To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Who is eligible to vote?

Shareholders holding an investment in shares of Growth and Income Core Portfolio and/or UBS U.S. Large Cap Equity Portfolio as of the close of business on December 3, 2012 (the “Record Date”) are eligible to vote on the respective Reorganization Agreement.

How do I vote?

If a shareholder wishes to participate in the Special Meeting, he or she may submit the Voting Instruction Card originally sent with the Proxy Statement/Prospectus or attend the Special Meeting in person.  Shareholders can vote by completing, signing, and returning the enclosed Voting Instruction Card promptly in the enclosed envelope, through telephone touch-tone voting, via Internet voting, or by attending the Special Meeting in person and voting.  Joint owners must each sign the Voting Instruction Card.  To vote by telephone or Internet, follow the voting instructions as outlined on your Voting Instruction Card.  These options require shareholders to input a control number, which is located on your Voting Instruction Card.  After entering this number, shareholders will be prompted to provide their voting instructions on the proposals, as applicable.  Shareholders will have the opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link.  Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, may also request an e-mail confirming their instructions.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Proposals.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on February 27, 2013, at 10:00 A.M., Local time, and, if the Special Meeting is adjourned or postponed, any adjournment(s) or postponement(s) of the Special Meeting will also be held at the above location.  If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

How can I obtain more information about the Portfolios?

Should you have any questions about the Portfolios, please do not hesitate to contact Shareholder Services toll free at (800) 992-0180.  The prospectuses, annual and semi-annual reports, and other information regarding the Portfolios are available on the Internet at http://www.ingfunds.com/lit.

SUMMARY OF THE PROPOSALS

The Proposed Reorganizations

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreements, which are attached hereto as Appendix A.  For more information about Growth and Income Portfolio, please consult the Prospectus dated April 30, 2012.

On September 6, 2012, the Board approved the Reorganization Agreements.

Subject to shareholder approval, the Reorganization Agreement for the Growth and Income Core Portfolio Reorganization with and into the Growth and Income Portfolio provides for:

•                  the transfer of all of the assets of Growth and Income Core Portfolio to Growth and Income Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio;

•                  the assumption by Growth and Income Portfolio of all of the known liabilities of Growth and Income Core Portfolio;

•                  the distribution of shares of Growth and Income Portfolio to the shareholders of Growth and Income Core Portfolio; and

•                  the complete liquidation of Growth and Income Core Portfolio.

Subject to shareholder approval, the Reorganization Agreement for the UBS U.S. Large Cap Equity Portfolio Reorganization with and into the Growth and Income Portfolio provides for:

•                  the transfer of all of the assets of UBS U.S. Large Cap Equity Portfolio to Growth and Income Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio;

•                  the assumption by Growth and Income Portfolio of all of the known liabilities of UBS U.S. Large Cap Equity Portfolio;

•                  the distribution of shares of Growth and Income Portfolio to the shareholders of UBS U.S. Large Cap Equity Portfolio; and

•                  the complete liquidation of UBS U.S. Large Cap Equity Portfolio.

If shareholders approve the Reorganizations, each owner of Class ADV, Class I, Class S, and Class S2 shares of Growth and Income Core Portfolio and each owner of Class ADV, Class I, and Class S shares of UBS U.S. Large Cap Equity Portfolio would become a shareholder of the corresponding share class of Growth and Income Portfolio.  The Reorganizations are expected to be effective on the Closing Date. If the Reorganization is approved by their respective shareholders, each shareholder of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio will hold, immediately after the Closing Date, shares of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Growth and Income Core Portfolio and/or UBS U.S. Large Cap Equity Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganizations, you should note the following.

In the case of the Reorganization of Growth and Income Core Portfolio with and into Growth and Income Portfolio:

•                  Growth and Income Portfolio and Growth and Income Core Portfolio have the same investment objective, and Growth and Income Portfolio and UBS U.S. Large Cap Equity Portfolio have similar investment objectives.

•                  ING Investments Co. LLC (“ING Investments”) serves as the adviser to Growth and Income Portfolio and DSL serves as the adviser to Growth and Income Core Portfolio.  ING IM serves as investment sub-adviser to Growth and Income Core Portfolio on an interim basis and as investment sub-adviser to Growth and Income Portfolio.  ING Investments and ING IM are indirect subsidiaries of ING Groep, N.V. (“ING Groep”);

•                  The Growth and Income Portfolio has a lower advisory fee than the Growth and Income Core Portfolio;

•                  Current shareholders of Growth and Income Core Portfolio are expected to experience lower gross and net expenses as shareholders of Growth and Income Portfolio after the Reorganizations; and

•                  Growth and Income Portfolio’s performance is superior to that of Growth and Income Core Portfolio over the prior one-, and three-year periods and for the year-to-date as of June 30, 2012;

•                  Growth and Income Portfolio is significantly larger, with approximately $3,996,000,000 in assets compared to $188,400,000 in assets for Growth and Income Core Portfolio as of June 30, 2012;

•                  Growth and Income Portfolio is ranked as a three-star fund by Morningstar Inc. as of June 30, 2012, while Growth and Income Core Portfolio is ranked as a one-star fund as of the same date;

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”); accordingly, pursuant to this treatment, neither the Growth and Income Core Portfolio nor its respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

In the case of the Reorganization of UBS U.S. Large Cap Equity Portfolio with and into Growth and Income Portfolio:

•                  ING Investments serves as the adviser to, and UBS serves as the investment sub-adviser to, UBS U.S. Large Cap Equity Portfolio. ING Investments in the adviser to, and ING IM in the investment sub-adviser to Growth and Income Portfolio;

•                  The Growth and Income Portfolio has a lower advisory fee than the UBS U.S. Large Cap Equity Portfolio;

•                  Current shareholders of UBS U.S. Large Cap Equity Portfolio are expected to experience lower gross and net expenses as shareholders of Growth and Income Portfolio after the Reorganizations;

•                  Growth and Income Portfolio’s performance is superior to that of UBS U.S. Large Cap Equity Portfolio over the prior one-, and three-year periods and for the year-to-date as of June 30, 2012;

•                  Growth and Income Portfolio is significantly larger, with approximately $3,996,000,000 in assets compared to $140,900,000 in assets for UBS U.S. Large Cap Equity Portfolio as of June 30, 2012;

•                  Growth and Income Portfolio is ranked as a three-star fund by Morningstar Inc. as of June 30, 2012, while UBS U.S. Large Cap Equity Portfolio is ranked as a two-star fund as of the same date;

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”); accordingly, pursuant to this treatment, neither the UBS U.S. Large Cap Equity Portfolio nor its respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The Proposed Sub-Advisory Agreement

Until the close of business on November 16, 2012, Growth and Income Core Portfolio was sub-advised by Thornburg.  During a meeting held September 6, 2012, the Board, including a majority of the Independent Directors, determined to terminate the investment sub-advisory agreement with Thornburg largely for reasons of recent underperformance, and approved an interim sub-advisory agreement between DSL and ING IM (“Interim Agreement”) pursuant to which ING IM currently serves as sub-adviser to Growth and Income Core Portfolio.  The Interim Agreement will expire on May 2, 2013 or earlier, if shareholders approve the Proposals.  On September 6, 2012, the Board, including all of the Independent Directors, approved a permanent sub-advisory agreement between

DSL and ING IM (“Proposed Sub-Advisory Agreement”), subject to shareholder approval.  Shareholders of Growth and Income Core Portfolio must approve the Proposed Sub-Advisory Agreement for it to become effective.  Shareholders are being asked to approve the Proposed Sub-Advisory Agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization of the Growth and Income Core Portfolio.

PROPOSAL ONE — APPROVAL OF THE REORGANIZATION OF ING GROWTH AND INCOME CORE PORTFOLIO WITH AND INTO ING GROWTH AND INCOME PORTFOLIO

What is the proposed Reorganization?

Shareholders of Growth and Income Core Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Growth and Income Core Portfolio with and into Growth and Income Portfolio.  If the Reorganization is approved, shareholders in Growth and Income Core Portfolio will become shareholders in Growth and Income Portfolio as of the close of business on the Closing Date.

Why is a Reorganization proposed?

DSL seeks to address Growth and Income Core Portfolio’s recent underperformance and to provide greater benefits to shareholders from the: (i) potential for improved performance; (ii) greater potential to achieve long-term scale; and (iii) immediate financial benefit through lower expenses.  At the September 6, 2012 Board meeting, the Reorganization was presented for consideration to the Board by DSL.  The Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”) of the Portfolio, determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization and that the Reorganization would be in the best interests of the Portfolios and their shareholders.  The Reorganization will allow Growth and Income Core Portfolio’s shareholders to remain invested in a professionally managed portfolio that seeks to maximize total return.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have identical investment objectives.

	Growth and Income Core Portfolio	Growth and Income Portfolio
Investment Objective	The Portfolio seeks to maximize total return.	The Portfolio seeks to maximize total return.

How do the fees and expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.  Pro forma fees and expenses, which are estimated fees and expenses of Growth and Income Portfolio after giving effect to the Reorganization, assume hypothetically that the reorganization occurred on June 30, 2012.

The Portfolios have identical shareholder fees.  The information below does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment.

		Growth and Income Core Portfolio(1)	Growth and Income Portfolio(1)	Growth and Income Portfolio Pro Forma Combined with Growth and Income Core Portfolio(1)	Growth and Income Portfolio Pro Forma Combined with Growth and Income Core and UBS U.S. Large Cap Equity Portfolio(1)
Class ADV
Management Fee	%	0.65	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	0.50	0.50
Administrative Services Fees	%	0.10	0.06	0.06	0.06
Other Expenses	%	0.07	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	1.32	1.09	1.09	1.09
Waivers and Reimbursements(2)(3)(4)%		(0.28)	(0.05)	(0.05)	(0.05)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.04	1.04	1.04	1.04

Class I
Management Fee	%	0.65	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None	None
Administrative Services Fees		0.10	0.06	0.06	0.06
Other Expenses	%	0.07	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	0.82	0.59	0.59	0.59
Waivers and Reimbursements(2)%		(0.23)	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.59	0.59	0.59	0.59

Class S
Management Fee	%	0.65	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25	0.25
Administrative Services Fees		0.10	0.06	0.06	0.06
Other Expenses	%	0.07	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	1.07	0.84	0.84	0.84
Waivers and Reimbursements(2)%		(0.23)	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.84	0.84	0.84	0.84

Class S2
Management Fee	%	0.65	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	0.50	0.50
Administrative Services Fees		0.10	0.06	0.06	0.06
Other Expenses	%	0.07	0.02	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	1.32	1.09	1.09	1.09
Waivers and Reimbursements(2)(3)(4)%		(0.33)	(0.10)	(0.10)	(0.10)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.99	0.99	0.99	0.99

(1)                                 Expenses have been adjusted to reflect current contractual rates.

(2)                                 For Growth and Income Core Portfolio, the Adviser is contractually obligated to limit expenses to 1.40%, 0.90%, 1.15% and 1.30% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the Adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the Adviser within three years. In addition, effective November 30, 2012, the Adviser is contractually obligated to further limit expenses to 1.04%, 0.59%, 0.84% and 0.99% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2014. There is no guarantee this obligation will continue after May 1, 2014. The obligation will only renew if the Adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

(3)                                 For Growth and Income Core Portfolio, pursuant to a side agreement effective November 30, 2012, the Distributor is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will continue only if the Distributor elects to renew it. Additionally, for Growth and Income Core Portfolio, the Distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2013.

(4)                                 For Growth and Income Portfolio, the Distributor is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares of the Portfolio through May 1, 2014.  There is no guarantee that the distribution fee waiver will continue after May 1, 2014.  The distribution fee waiver will continue only if the Distributor elects to renew it. The Distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio through May 1, 2014.  There is no guarantee that the distribution fee waiver will continue after May 1, 2014.  The distribution fee waiver will continue only if the Distributor elects to renew it.

Expense Examples

The Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds.  The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated.  The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Growth and Income Core Portfolio				Growth and Income Portfolio				Growth and Income Portfolio Pro Forma Combined with Growth and Income Core Portfolio				Growth and Income Portfolio Pro Forma Combined with Growth and Income Core and UBS U.S. Large Cap Equity Portfolio
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV		$106	391	697	1,566	106	342	596	1,324	106	342	596	1,324	106	342	596	1,324
I		$60	239	432	992	60	189	329	738	60	189	329	738	60	189	329	738
S		$86	317	568	1,285	86	268	466	1,037	86	268	466	1,037	86	268	466	1,037
S2		$101	386	692	1,561	101	337	591	1,320	101	337	591	1,320	101	337	591	1,320

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As discussed above, in anticipation of the merger, the Board approved a change in the principal investment strategies of Growth and Income Core Portfolio in connection with the appointment of ING IM as the interim sub-adviser to the Portfolio.  Consequently, both Portfolios currently have identical principal investment strategies.  Prior to November 30, 2012, Growth and Income Core Portfolio pursued its investment objective through different investment strategies that reflected the approach of Thornburg, the prior sub-adviser.  The following table compares the principal investment strategies of the Growth and Income Core Portfolio prior to the close of business on November 16, 2012 while sub-advised by Thornburg to: (1) the current principal investment strategies of the Growth and Income Core Portfolio; and (2) the current principal investment strategies of the Growth and Income Portfolio.  Information regarding the former principal investment strategies of the Growth and Income Core Portfolio is presented for comparative purposes only so you can understand the historical context for information about the Growth and Income Core Portfolio.  Shareholders are not being asked to approve a change in the investment strategies of the Growth and Income Core Portfolio through this Proxy Statement/Prospectus, as these changes were implemented as of the close of business on November 16, 2012 and will be in effect regardless of whether shareholders approve this Proposal.

	Growth and Income Core Portfolio Prior to November 16, 2012 (Under the Prior Sub-Adviser)	Growth and Income Core Portfolio Currently (Beginning on November 17)	Growth and Income Portfolio Currently – Proposed Surviving Fund
Sub-Adviser	Thornburg	ING IM	ING IM

Investment Strategies

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation, income growth, or both.

The Sub-Adviser may invest principally in common stock and securities convertible into

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation, income growth, or both.

The Sub-Adviser may invest principally in common stock and securities convertible into

Growth and Income Core Portfolio Prior to November 16, 2012 (Under the Prior Sub-Adviser)	Growth and Income Core Portfolio Currently (Beginning on November 17)	Growth and Income Portfolio Currently – Proposed Surviving Fund

debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings common stock having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends, or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

In managing the Portfolio, the Sub-Adviser emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (e.g., price-to-earnings ratios, growth rates, and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in certain higher risk investments such as derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded common stock having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends, or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

In managing the Portfolio, the Sub-Adviser emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (e.g., price-to-earnings ratios, growth rates, and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in certain higher risk investments such as derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

Growth and Income Core Portfolio Prior to November 16, 2012 (Under the Prior Sub-Adviser)	Growth and Income Core Portfolio Currently (Beginning on November 17)	Growth and Income Portfolio Currently – Proposed Surviving Fund

growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

•   Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.

•   Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

•   Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Growth and Income Core Portfolio Prior to November 16, 2012 (Under the Prior Sub-Adviser)	Growth and Income Core Portfolio Currently (Beginning on November 17)	Growth and Income Portfolio Currently – Proposed Surviving Fund

the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend

	Growth and Income Core Portfolio Prior to November 16, 2012 (Under the Prior Sub-Adviser)	Growth and Income Core Portfolio Currently (Beginning on November 17)	Growth and Income Portfolio Currently – Proposed Surviving Fund
portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its total assets.

Comparative Size of the Two Funds	$122,241,157 (as of November 16, 2012)	$124,572,909 (as of December 10, 2012)	$3,921,677,691 (as of December 10, 2012)

How do the Principal Risks of Investing in the Portfolios compare?

As discussed above, in anticipation of the merger, the Board approved changes in the principal investment strategies of Growth and Income Core Portfolio to align them with those of Growth and Income Portfolio.  Consequently, both Portfolios have identical principal investment strategies and principal risks.  Prior to November 16, 2012, Growth and Income Core Portfolio had different principal risks, which were applicable to its former investment strategies that reflected the approach used by Thornburg, the former sub-adviser.  For comparative purposes only, the chart below compares the principal risks of the Growth and Income Core Portfolio under the principal investment strategies it employed prior to the close of business on November 16, 2012 with the principal risks of both Portfolios currently.

Risks	Growth and Income Core Portfolio Prior to November 16, 2012	Both Portfolios Currently

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

	X	X

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate.  Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk.  In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

	X	X

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

	X	X

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

X

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, account and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

	X	X

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of

	X	X

an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

	X	X

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

	X	X

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

	X	X

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

	X	X

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the	X	X

prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

How does Growth and Income Core Portfolio’s Performance compare to Growth and Income Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios.  The following bar chart shows the changes in each Portfolio’s performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index/indices for the same period.  Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented.  Absent such fee waivers/expense limitations, if any, performance would have been lower.  The Growth and Income Core Portfolio bar chart shows the performance of that Portfolio’s Class ADV shares, and the Growth and Income Portfolio bar chart shows the performance of that Portfolio’s Class I shares (2002-2006) and Class ADV shares (2007-2011).  Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares.  Sales charges are not reflected in the bar chart.  If they were, returns would be less than those shown.  However, the table includes all applicable fees and sales charges.  Other class shares’ performance would be higher or lower than Class ADV or Class I shares’ performance because of the higher or lower expenses paid by Class ADV or Class I shares.  Each Portfolio’s past performance (before and after taxes) is no guarantee of future results.  For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

ING Growth and Income Core Portfolio (formerly, ING Thornburg Value Portfolio) - Calendar Year Total Returns(1)

(as of December 31 of each year)

Best quarter: 2nd, 2009, 27.49% and Worst quarter: 3rd, 2011, (22.01)%

The Portfolio’s Class ADV shares’ year-to-date total return as of September 30, 2012: 7.98%

ING Growth and Income Portfolio - Calendar Year Total Returns(2)

(as of December 31 of each year)

(1)  The performance shown for the period from August 7, 2006 was achieved while the Portfolio was under the day-to-day portfolio management of Thornburg and subject to different principal investment strategies.  Prior to August 7, 2006, the Portfolio was under the day-to-day portfolio management of a different sub-adviser.

(2)  The bar chart shows the Portfolio’s adjusted Class I Shares’ performance (2002-2006) and Class ADV Shares’ performance (2007-2011).

Best quarter: 2nd 2009, 17.14% and Worst quarter: 4th 2008, (21.76)%

The Portfolio’s Class ADV shares’ year-to-date total return as of September 30, 2012: 16.72%

Average Annual Total Returns %

(for the periods ended December 31, 2011)

		5 Yrs	10 Yrs
		(or since	(or since	Inception
Growth and Income Core Portfolio	1 Yr	inception)	inception)	Date
Class ADV %	(13.53)	(2.45)	0.32	12/10/01
S&P 500® Index(1)%	2.11	(0.25)	2.92	—
Class I %	(13.11)	(1.97)	0.81	11/28/97
S&P 500® Index(1)%	2.11	(0.25)	2.92	—
Class S %	(13.30)	(2.21)	0.56	12/10/01
S&P 500® Index(1)%	2.11	(0.25)	2.92	—
Class S2%	(13.39)	(4.06)	N/A	03/08/10
S&P 500® Index(1)%	2.11	9.56 (2)	N/A	—

Growth and Income Portfolio	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)		Inception Date
Class ADV %	(0.72)	(0.66)	(0.70)		12/20/06
S&P 500® Index(1)%	2.11	(0.25)	(0.25	)(2)	—
Class I %	(0.27)	(0.14)	2.31		12/31/79
S&P 500® Index(1)%	2.11	(0.25)	2.92		—
Class I (adjusted for ADV)%	(0.76)	(0.63)	1.81		12/31/79
S&P 500® Index(1)%	2.11	(0.25)	2.92		—
Class S %	(0.51)	(0.39)	4.49		06/11/03
S&P 500® Index(1)%	2.11	(0.25)	5.25	(2)	—
Class S2%	(0.59)	20.68	N/A		02/27/09
S&P 500® Index(1)%	2.11	23.44 (2)	N/A		—

(1)                                 The index returns do not reflect deductions for fees, expenses, or taxes.

(2)                                 Reflects index performance since the date closest to the Class’ inception for which data is available.

How does the Management of the Portfolios compare?

The following table compares the management of the Portfolios.

	Growth and Income Core Portfolio	Growth and Income Portfolio
Investment Adviser	Directed Services LLC	ING Investments, LLC

	Growth and Income Core Portfolio	Growth and Income Portfolio
	(“DSL” or “Adviser”)	(“ING Investments” or “Adviser”)
Investment Advisory Fee (as a percentage of average daily net assets)	0.65% on all assets	0.50% on all assets

Sub-Adviser	ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”)	ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”)

Sub-Advisory Fee (as a percentage of average daily net assets)	0.35%

0.25% on first $10 billion of the Portfolio’s average daily net assets;
0.203% on next $5 billion of the Portfolio’s average daily net assets;
and
0.191% of the Portfolio’s average daily net assets in excess of $15 billion

Portfolio Manager(s)	Christopher F. Corapi (since 11/2012) Michael Pytosh (since 11/2012)	Christopher F. Corapi (since 02/2004) Michael Pytosh (since 05/2009)

Administrator	ING Funds Services, LLC (“Administrator”)	ING Funds Services, LLC (“Administrator”)

Administrative Fee	0.10%	0.055% on first $5 billion of daily net assets 0.03% on all daily net assets over $5 billion

Adviser to Growth and Income Core Portfolio

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 85 million private, corporate, and institutional clients in more than 40 countries.

[Disclosure regarding ING Groep’s restructuring plan to be added by amendment]

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2011, DSL managed approximately $37.5 billion in registered investment company assets.

Adviser to Growth and Income Portfolio

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments, subject to the supervision of the Board, oversees the Portfolio’s day-to-day operations and all of the investment advisory and portfolio management services for the Portfolio.  ING Investments and DSL are under common control.

ING Investments is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE:ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 85 million private, corporate and institutional clients in more than 40 countries. ING Investments became an investment management firm in April 1995.

[Disclosure regarding ING Groep’s restructuring plan to be added by amendment]

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. As of December 31, 2011, ING Investments managed approximately $44.5 billion in assets.

Sub-Adviser to the Portfolios

ING IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments and DSL.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169.  As of December 31, 2011, ING IM managed approximately $64.4 billion in assets.

The Sub-Adviser utilizes a team for portfolio construction of the Portfolios.  The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio.  The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

The following individuals are jointly responsible for the day-to-day management of the Portfolios.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined ING IM in February 2004.  Prior to joining ING IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002.  He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector.  Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president.  Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

The Administrator

ING Funds Services, LLC serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of Growth and Income Core Portfolio’s average daily net assets and an annual administrative services fee equal to 0.06% of Growth and Income Portfolio’s average daily net assets.  Subject to the supervision of the Board, ING Funds Services provides all the administrative services reasonably necessary for the ordinary operation of each Portfolio other than the investment advisory services performed by the Adviser or the sub-advisers including, but not limited to, acting as a liaison among the various service providers to the Portfolios, including the custodian, transfer agent, and such other service providers as may be retained by the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio.  It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the Key Differences in the Rights of Shareholders of Growth and Income Core Portfolio and Growth and Income Portfolio?

Growth and Income Core Portfolio is organized as a series of ING Partners, Inc. (“IPI”), a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. Growth and Income Portfolio is organized as a series of ING Variable Funds (“IVF”), a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.

Because Growth and Income Core Portfolio is organized as a series of a Maryland corporation and Growth and Income Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Maryland law, shareholders of Growth and Income Core Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, Growth and Income Portfolio’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders have no personal liability for the Portfolio’s acts or obligations.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Growth and Income Core Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio and the assumption by Growth and Income Portfolio of all of Growth and Income Core Portfolio’s known liabilities; and (ii) the distribution of shares of Growth and Income Portfolio to shareholders of Growth and Income Core Portfolio, as provided for in the Reorganization Agreement. Growth and Income Core Portfolio will then be liquidated.

Each shareholder of Class ADV, Class I, Class S, and Class S2 shares of Growth and Income Core Portfolio will hold, immediately after the Closing Date, the corresponding share class of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Growth and Income Core Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Growth and Income Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Growth and Income Core Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be shared equally by Growth and Income Core Portfolio and the Adviser (or an affiliate) and are expected to total approximately $132,700.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.  The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” below.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Growth and Income Core Portfolio nor its shareholders, nor Growth and Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Growth and Income Core Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.  Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Portfolio Transitioning

As discussed above, in anticipation of the Reorganization the Board approved changes to the investment objective and investment strategies of Growth and Income Core Portfolio to align them with those of Growth and Income Portfolio.  Since the Portfolios now have substantially identical investment objectives and investment strategies, ING IM does not anticipate needing to sell a significant portion of Growth and Income Core Portfolio’s holdings shortly prior to the Closing Date if the Reorganization is approved.  If any of Growth and Income Core Portfolio’s holdings are sold prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that ING IM wishes for Growth and Income Portfolio to hold and temporary investments, which will be delivered to Growth and Income Portfolio at the Closing Date.  During the transition period, Growth and Income Core Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date of the Reorganization, ING IM, as the sub-adviser to Growth and Income Portfolio, may also sell portfolio holdings that it acquired from Growth and Income Core Portfolio, and Growth and Income Portfolio may not be immediately fully invested in accordance with its stated investment strategies.  In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and would result in increased transaction costs that are borne by shareholders.

Future Allocation of Premiums

Certain shares of Growth and Income Core Portfolio have been purchased at the direction of Variable Contract owners by participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, participating Insurance Companies have advised us that all premiums or transfers to Growth and Income Core Portfolio will be allocated to Growth and Income Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board has determined that the Reorganization is in the best interest of Growth and Income Core Portfolio and its shareholders.  Accordingly, after consideration of such factors and information it considered relevant, the Board, including the directors who are not “interested persons” as defined in the 1940 Act, approved the Reorganization and voted to recommend to shareholders that they approve the Reorganization Agreement.  The Board is therefore recommending that Growth and Income Core Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: (1) DSL’s analysis of potential alternative portfolios that could have served as a merger partner for Growth and Income Core Portfolio other than Growth and Income Portfolio; (2) the lower expense ratios that current shareholders of Growth and Income Core Portfolio are expected to experience as a result of the Reorganization; (3) the comparative fee structure of the Portfolios; (4) the similarity and differences in investment strategies between Growth and Income Core Portfolio, both before and after November 16, 2012, and Growth and Income Portfolio; (5) significantly larger combined asset size, which is likely to result in economies of scale for the benefit of current shareholders of Growth and Income Core Portfolio; (6) the other potential benefits of the Reorganization to Growth and Income Core Portfolio’s shareholders; (7) the direct or indirect costs to be incurred by each Portfolio and its shareholders in connection with the Reorganization, including the cost of transitioning Growth and Income Core Portfolio; (8) the expected tax consequences of the Reorganization to Growth and Income Core Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and (9) the Board’s determination that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization Agreement?

If shareholders of Growth and Income Core Portfolio do not approve the Reorganization Agreement, Growth and Income Core Portfolio will continue to be managed by DSL and ING IM will continue to serve under the Interim Agreement until it expires on May 2, 2013.  Shareholders are being asked to approve a new “permanent” sub-advisory agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization (see “Proposal Two — Approval of the Proposed Sub-Advisory Agreement” below).  The Board may consider several options for the management of Growth and Income Core Portfolio in the event that the Reorganization is not approved in a timely fashion.

PROPOSAL TWO — APPROVAL OF THE PROPOSED SUB-ADVISORY AGREEMENT

What is Proposal Two?

Growth and Income Core Portfolio and DSL wish to retain the services of ING IM as the sub-adviser to Growth and Income Core Portfolio on a “permanent” basis.  At a meeting held on September 6, 2012, the Board terminated Growth and Income Core Portfolio’s prior sub-advisory agreement with Thornburg, effective as of the close of business on November 16, 2012.  As discussed above, in anticipation of the Reorganization described in Proposal One, the Board also approved changes in the principal investment strategies to align them with those of ING IM.  After a transition period during which Growth and Income Core Portfolio was managed by a transition manager, the Board appointed ING IM as the sub-adviser to Growth and Income Core Portfolio pursuant to the Interim Agreement between DSL and ING IM, effective as of the close of business on November 30, 2012.  The Interim Agreement expires on May 2, 2013.  On September 6, 2012, the Board also approved the Proposed Sub-Advisory Agreement subject to shareholder approval.  In the event the Reorganization is not approved, shareholders must approve the Proposed Sub-Advisory Agreement if ING IM is to serve beyond the interim period.

If Proposal Two is approved by shareholders, the Proposed Sub-Advisory Agreement is expected to become effective on or about March 23, 2013 and will remain in full force and effect, unless otherwise terminated, for an initial two-year term and can be continued from year-to-year thereafter in accordance with its terms as described below.  A copy of the Proposed Sub-Advisory Agreement between DSL and ING IM is included as Appendix C.

Who is Growth and Income Core Portfolio’s investment adviser?

DSL, a Delaware limited liability company, serves as the investment adviser to Growth and Income Core Portfolio.  For more information on DSL, please see “How does the Management of the Portfolios compare?” in Proposal One.  See Appendix D for a listing of the names, addresses, and the principal occupations of the principal executive officers of DSL.

Who was the Sub-Adviser?

Thornburg was founded in 1982 and is an employee-owned investment firm.  The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. As of December 31, 2011, Thornburg had approximately $73.3 billion in assets under management in fixed-income funds, equity mutual funds, and separate accounts for institutions and individuals.

Who is the proposed Sub-Adviser?

Founded in 1972, ING IM is a Delaware limited liability company registered as an investment adviser.  For more information on ING IM, please see “How does the Management of the Portfolios compare?” in Proposal One.

See Appendix D for a listing of the names, addresses, and the principal occupations of the directors and principal executive officers of ING IM.  The following table shows the annual rate of compensation paid to ING IM for managing the Growth and Income Portfolio.

Annual Sub-Advisory Fee (as a percentage of average daily net assets)
Growth and Income Portfolio	ING IM 0.225% of the Portfolio’s average daily net assets.

Why was the former sub-adviser to the Growth and Income Core Portfolio terminated?

The Board approved termination of the sub-advisory agreement with Thornburg based on a number of factors, including the recent investment performance of the Portfolio under the day-to-day management of Thornburg.  In light of the Adviser’s proposal to reorganize the Growth and Income Core Portfolio with and into the Growth and Income Portfolio, the Adviser proposed, and the Board approved, the appointment of ING IM as the interim sub-adviser to the Growth and Income Core Portfolio to allow ING IM to begin managing the Growth and Income Core Portfolio in materially the same manner as ING IM manages the Growth and Income Portfolio prior to the Reorganization.

How will Proposal Two, if approved, affect the management of Growth and Income Core Portfolio?

As discussed above, the day-to-day management of Growth and Income Core Portfolio is currently provided by ING IM pursuant to the Interim Agreement.  If the Proposed Sub-Advisory Agreement is approved and Proposal One is not, ING IM would continue to serve as sub-adviser to Growth and Income Core Portfolio and continue to provide the day-to-day management of Growth and Income Core Portfolio beyond the Interim Agreement.  DSL would continue to be responsible for monitoring the investment program and performance of ING IM with respect to Growth and Income Core Portfolio.

For more information on the investment professionals with ING IM that are primarily responsible for the day-to-day management of the Growth and Income Core Portfolio, please see “How does the Management of the Portfolios compare?” in Proposal One.

Were there changes to the name of the Portfolio and its principal investment strategies?

Yes, changes were already made to the Growth and Income Core Portfolio’s principal investment strategies in connection with the termination of Thornburg and the appointment of ING IM pursuant to the Interim Agreement.  As described in Proposal One, on September 6, 2012, the Board approved changes to the Portfolio’s principal investment strategies that became effective as of the close of business on November 16, 2012.

These changes are detailed in a supplement to Growth and Income Core Portfolio’s current prospectus dated April 30, 2012, which was mailed to shareholders, in addition to the discussion regarding these changes in Proposal One.  No additional changes to Growth and Income Core Portfolio’s principal investment strategies are anticipated in connection with Proposal Two.

What are the terms of the Advisory Agreement?

The Investment Advisory Agreement between Growth and Income Core Portfolio and DSL (“Advisory Agreement”) requires DSL to oversee the provision of all investment advisory and portfolio management services for the Portfolio.  The Advisory Agreement requires DSL to provide, subject to the supervision of the Board, investment advice and investment services to Growth and Income Core Portfolio and to furnish advice and recommendations with respect to the investment of Growth and Income Core Portfolio’s assets and the purchase or sale of its portfolio securities.  The Advisory Agreement also permits DSL to delegate certain management responsibilities, pursuant to a sub-advisory agreement, to other investment advisers.  DSL oversees the investment management services of Growth and Income Core Portfolio’s sub-adviser.

From time to time, DSL may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board.  It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities.  Growth and Income Core Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Growth and Income Core Portfolio’s shareholders.  Growth and Income Core Portfolio will notify shareholders of any change in the identity of a sub-adviser of Growth and Income Core Portfolio, the addition of a sub-adviser to Growth and Income Core Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser.  In this event, the name of Growth and Income Core Portfolio and its investment strategies may also change.

The Advisory Agreement provides that DSL is not subject to liability to Growth and Income Core Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of Growth and Income Core Portfolio’s outstanding shares voting as a single class; provided that, in either event, the continuance is also approved by at least a majority of those Directors who are neither parties to the Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

For the services it provides to Growth and Income Core Portfolio under the Advisory Agreement, DSL currently receives an advisory fee, payable monthly, at the annual rate of Growth and Income Core Portfolio’s average daily net assets shown in the table below.  The table below also indicates the annual fees (advisory fees) paid by Growth and Income Core Portfolio to DSL for the fiscal year ended December 31, 2011.

	Annual Advisory Fee (as a percentage of average daily net assets)	Advisory Fees Paid for Fiscal Year Ended December 31, 2011
Growth and Income Core Portfolio	0.65%	$1,850,171

What are the terms of the Proposed Sub-Advisory Agreement?

A copy of the Proposed Sub-Advisory Agreement between DSL and ING IM is included as Appendix C.  The description of the Proposed Sub-Advisory Agreement that follows is qualified in its entirety by reference to Appendix C.

The Proposed Sub-Advisory Agreement is substantially similar to the Interim Agreement.  As compared to the prior sub-advisory agreement with Thornburg, the key terms of the Proposed Sub-Advisory Agreement are substantially similar with the exception of the effective dates and the indemnification provisions.  Under the Proposed Sub-Advisory Agreement, the fees payable to ING IM would be paid by DSL, and not by Growth and Income Core Portfolio.  Pursuant to the Proposed Sub-Advisory Agreement, ING IM would act as Growth and Income Core Portfolio’s sub-adviser.  In this capacity, ING IM would furnish Growth and Income Core Portfolio with investment advisory services in connection with a continuous investment program and manage Growth and Income Core Portfolio’s investments in accordance with its investment objective, investment policies, and restrictions, as set forth in Growth and Income Core Portfolio’s prospectus and statement of additional information.  Subject to the supervision and control of DSL, which in turn is subject to the supervision and control of the Board, ING IM, in its discretion, would determine and select the securities to be purchased for and sold from Growth and Income Core Portfolio and place orders with and gives instructions to brokers, dealers, and others to cause such transactions to be executed.

In the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Proposed Sub-Advisory Agreement, ING IM would not be liable to the Company, its shareholders or to DSL for any act or omission resulting in any loss suffered by the Company, Growth and Income Core Portfolio or Growth and Income Core Portfolio’s shareholders in connection with any service provided under the Proposed Sub-Advisory Agreement.

The sub-advisory fee payable under the Proposed Sub-Advisory Agreement would be pursuant to the following fee schedule (as a percentage of the Portfolio’s average daily net assets).  The sub-advisory fee paid by DSL for fiscal year ended December 31, 2011 was paid to the former sub-adviser, Thornburg.

	Annual Sub-Advisory Fee (as a percentage of average daily net assets)	Sub-Advisory Fees Paid for Fiscal Year Ended December 31, 2011
Growth and Income Core Portfolio	0.35%	$996,247.07

If Proposal Two is approved by shareholders and Proposal One is not, the Proposed Sub-Advisory Agreement is expected to become effective on or around March 23, 2013 and will remain in full force and effect, unless otherwise terminated, for an initial two-year term.  Thereafter, unless earlier terminated, the Proposed Sub-Advisory Agreement shall continue in full force and effect for periods of one year, provided that such continuance is specifically approved at least annually by: (i) the vote of a majority of the Board; or (ii) the vote of a majority of the outstanding voting shares of Growth and Income Core Portfolio, and provided that such continuance is also approved by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval.

The Proposed Sub-Advisory Agreement may be terminated by DSL at any time, upon sixty (60) days’ written notice to ING IM and Growth and Income Core Portfolio; by Growth and Income Core Portfolio at any time without payment of any penalty, upon the vote of a majority of Growth and Income Core Portfolio’s Board; or a majority of the outstanding voting securities of Growth and Income Core Portfolio, upon sixty (60) days’ written notice to DSL and ING IM.

Are any changes expected to Growth and Income Core Portfolio’s fee structure due to the appointment of ING IM as sub-adviser?

Growth and Income Core Portfolio’s fee structure is not expected to change with the appointment of ING IM as sub-adviser under the Proposed Sub-Advisory Agreement.

Who are the other service providers to Growth and Income Core Portfolio?

ING Investments Distributor, LLC (“IID”) is the principal underwriter and distributor for Growth and Income Core Portfolio.  IID’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. IID received $132,610 for its services to Growth and Income Core Portfolio for the fiscal year ended December 31, 2011.

During the fiscal year ended December 31, 2011, Growth and Income Core Portfolio did not pay any brokerage commissions to affiliated broker-dealers.

What is the required vote?

Shareholders of Growth and Income Core Portfolio must approve the Proposed Sub-Advisory Agreement for it to become effective.  Approval of the Proposed Sub-Advisory Agreement by Growth and Income Core Portfolio requires the affirmative vote of a “majority of the outstanding voting securities” of Growth and Income Core Portfolio, which, for this purpose means the affirmative vote of the lesser of: (1) 67% or more of the voting securities of Growth and Income Core Portfolio present at the Special Meeting if more than 50% of the outstanding voting securities of Growth and Income Core Portfolio are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of Growth and Income Core Portfolio.

What happens if shareholders do not approve Proposal Two?

If shareholders of Growth and Income Core Portfolio do not approve the Proposed Sub-Advisory Agreement, Growth and Income Core Portfolio will continue to be managed by ING IM under the Interim Agreement until no later than May 2, 2013, and the Board will determine what additional action(s) should be taken.  If shareholders of Growth and Income Core Portfolio approve Proposal One prior to May 2, 2013, Growth and Income Core Portfolio would reorganize with and into Growth and Income Portfolio, regardless of whether shareholders of Growth and Income Core Portfolio approve Proposal Two.

What was the process of selecting ING IM as the sub-adviser to Growth and Income Core Portfolio?

DSL did not conduct a traditional sub-adviser search in connection with recommending the appointment of ING IM as interim and “permanent” sub-adviser to Growth and Income Core Portfolio.  After exploring the options, DSL determined to reorganize Growth and Income Core Portfolio into another ING fund.  On September 6, 2012, DSL recommended, and the Board approved, the Reorganization with and into Growth and Income Portfolio.  In anticipation of the merger, DSL recommended and the Board approved the termination of the Sub-Advisory Agreement between Thornburg and DSL and approved the Interim Agreement between DSL and ING IM, the sub-adviser to Growth and Income Portfolio.

What are the factors that were considered by the Board?

At a meeting of the Board held on September 6, 2012, the Board, including a majority of the Independent Directors, determined to:  (1) approve the Reorganization of Growth and Income Core Portfolio with and into Growth and Income Portfolio, subject to shareholder approval of the Reorganization  (2) terminate Thornburg as sub-adviser to Growth and Income Core Portfolio effective November 16, 2012; (3) appoint ING IM as sub-adviser to Growth and Income Core Portfolio effective November 30, 2012; and (4) approve an interim sub-advisory agreement with ING IM that became effective on November 30, 2012, under which ING IM would serve as the sub-adviser to Growth and Income Core Portfolio and provide day-to-day management services to Growth and Income Core Portfolio for a period of up to 150 days.  At a meeting of the Board held on September 6, 2012, the Board, including a majority of the Independent Directors, also approved the Proposed Sub-Advisory Agreement under which ING IM would continue to serve as Sub-Adviser to Growth and Income Core Portfolio.  The Proposed Sub-Advisory Agreement is subject to shareholder approval and is expected to become effective immediately upon shareholder approval.

In determining whether to approve the Interim Agreement and the Proposed Sub-Advisory Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Interim Agreement and Proposed Sub-Advisory Agreement should be approved for Growth and Income Core Portfolio.  The materials provided to the Board to inform its consideration of whether to approve the Interim Agreement and the Proposed Sub-Advisory Agreement included the following: (1) ING IM’s presentation before the International Equity Funds Investment Review Committee at its September 6, 2012 meetings; (2) memoranda and related materials provided to the Board in advance of its September 6, 2012 meeting discussing:  (a) DSL’s rationale for recommending that ING IM serve as Sub-Adviser to Growth and Income Core Portfolio, (b) the performance of ING IM in managing Growth and Income Portfolio, the surviving portfolio in the Reorganization, and (c) the capabilities of the ING IM’s growth and income portfolio management team; (3) Fund Analysis and Comparison Tables for Growth and Income Core Portfolio that provide information about the performance of Growth and Income Core Portfolio’s proposed Selected Peer Group; (4) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (5) supporting documentation, including copies of the forms of the Interim Agreement and Proposed Sub-Advisory Agreement; (6) an analysis regarding the effect that the proposed sub-adviser addition would have on the profitability of DSL, the adviser to Growth and Income Core Portfolio; and (7) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM as Sub-Adviser to Growth and Income Core Portfolio, the Board, including a majority of the Independent Directors, considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view with respect to the reputation of ING IM as a manager to similar funds; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the Interim Agreement and Proposed Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM; (5) the fairness of the compensation under the Interim Agreement and Proposed Sub-Advisory Agreement in light of the services to be provided by ING IM and the projected profitability of ING IM as Growth and Income Core Portfolio’s sub-adviser; (6) the costs for the services to be provided by ING IM, including that the management fee would not change after the appointment of ING IM; (7)  the sub-advisory fee payable by DSL to ING IM and the resulting increase in the profitability of DSL arising out of the sub-advisory fee payable by DSL to ING IM; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of ING IM in light of Growth and Income Core Portfolio’s investment objective and investor base; and (10) ING IM’s Code of Ethics, which had been previously approved by the Board, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as sub-adviser to Growth and Income Core Portfolio under the Interim Agreement and the Proposed Sub-Advisory Agreement with ING IM; (2) the sub-advisory fee rate payable by DSL to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from Growth and Income Core Portfolio’s Chief Compliance Officer that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.  Based on these conclusions and other factors, the Board voted to approve the Interim Agreement and the Proposed Sub-Advisory Agreement for Growth and Income Core Portfolio.

During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

What is the recommendation of the Board?

Based upon its review, the Board has determined that Proposal Two is in the best interests of Growth and Income Core Portfolio and its shareholders.  Accordingly, after consideration of such factors and information it considered relevant, the Board, including the majority of the Independent Directors present at its September 6, 2012 meeting, approved the Proposal and voted to recommend to shareholders that they approve Proposal Two.  The Board is therefore recommending that the Portfolio’s shareholders vote “FOR” Proposal Two to appoint ING IM as sub-adviser to Growth and Income Core Portfolio and the implementation of the Proposed Sub-Advisory Agreement, as discussed in this Proxy Statement/Prospectus.

PROPOSAL THREE — APPROVAL OF THE REORGANIZATION OF ING UBS U.S. LARGE CAP EQUITY PORTFOLIO WITH AND INTO ING GROWTH AND INCOME PORTFOLIO

What is the proposed Reorganization?

Shareholders of UBS U.S. Large Cap Equity Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of UBS U.S. Large Cap Equity Portfolio with and into Growth and Income Portfolio.  If the Reorganization is approved, shareholders in UBS U.S. Large Cap Equity Portfolio will become shareholders in Growth and Income Portfolio as of the close of business on the Closing Date.

Why is a Reorganization proposed?

DSL seeks to address the UBS U.S. Large Cap Equity Portfolio’s recent underperformance and to provide greater benefits to shareholders from the: (i) potential for improved performance; (ii) greater potential to achieve long-term scale; and (iii) immediate financial benefit through lower expenses.  At the September 6, 2012 Board meeting, the Reorganization was presented for consideration to the Board by DSL.  The Board, including a majority of the Directors who are not “interested persons” as defined by the 1940 Act (the “Independent Directors”) of the Portfolio, determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization and that the Reorganization would be in the best interests of the Portfolios and their shareholders.  The Reorganization will allow UBS U.S. Large Cap Equity Portfolio’s shareholders to remain invested in a professionally managed portfolio with a similar investment objective.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have similar investment objectives.

	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio
Investment Objective	The Portfolio seeks long-term growth of capital and future income.	The Portfolio seeks to maximize total return.

How do the fees and expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.  Pro forma fees and expenses, which are estimated fees and expenses of Growth and Income Portfolio after giving effect to the Reorganization, assume hypothetically that the reorganization occurred on June 30, 2012.

The Portfolios have identical shareholder fees.  The information below does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment.

		UBS U.S. Large Cap Equity Portfolio(1)	Growth and Income Portfolio(2)	Growth and Income Portfolio Pro Forma Combined with UBS U.S. Large Cap Equity Portfolio(2)	Growth and Income Portfolio Pro Forma with UBS U.S. Large Cap Equity Portfolio and Growth and Income Core Portfolio(2)
Class ADV
Management Fee	%	0.70	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	0.50	0.50
Administrative Services Fees	%	0.10	0.06	0.06	0.06
Other Expenses	%	0.09	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	1.39	1.09	1.09	1.09
Waivers and Reimbursements(3)(4)%		None	(0.05)	(0.05)	(0.05)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.39	1.04	1.04	1.04

Class I
Management Fee	%	0.70	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None	None
Administrative Services Fees		0.10	0.06	0.06	0.06
Other Expenses	%	0.09	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	0.89	0.59	0.59	0.59
Waivers and Reimbursements(3)%		None	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.89	0.59	0.59	0.59

Class S
Management Fee	%	0.70	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25	0.25
Administrative Services Fees		0.10	0.06	0.06	0.06
Other Expenses	%	0.09	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	1.14	0.84	0.84	0.84
Waivers and Reimbursements(3)%		None	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.14	0.84	0.84	0.84

Class S2
Management Fee	%	N/A	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A	0.50	0.50	0.50
Administrative Services Fees		N/A	0.06	0.06	0.06
Other Expenses	%	N/A	0.03	0.03	0.03
Acquired Fund Fees and Expenses		N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	%	N/A	1.09	1.09	1.09
Waivers and Reimbursements(3)(4)%		N/A	(0.10)	(0.10)	(0.10)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	N/A	0.99	0.99	0.99

(1)                                 Expense ratios based on audited financial information as of December 31, 2011 as published in the April 30, 2012 prospectus and adjusted for current terms of contractual waivers.

(2)                                 Expenses have been adjusted to reflect current contractual rates.

(3)                                 For the UBS U.S. Large Cap Equity Portfolio, the Adviser is contractually obligated to limit expenses to annual rates, expressed as a percentage of average daily net asset value, of 1.25% and 1.00% for Class ADV and Class S shares, respectively, through May 1, 2013.  There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the Adviser elects to renew it.  Any fees waived pursuant to this obligation are not eligible for recoupment.  This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. For the UBS U.S. Large Cap Equity Portfolio, the Adviser is contractually obligated to limit expenses to annual rates, expressed as a percentage of average daily net asset value, of 0.75% for Class I shares through May 1, 2013.  There is no guarantee this obligation will continue after May 1, 2013 and this obligation will only continue if the Adviser elects to renew it.  Any fees waived pursuant to this obligation shall not be eligible for recoupment.  This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

(4)                                 For Growth and Income Portfolio, the Distributor is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares of the Portfolio through May 1, 2014.  There is no guarantee that the distribution fee waiver will continue after May 1, 2014.  The distribution fee waiver will continue only if the Distributor elects to renew it. For Growth and Income Portfolio, the Distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio through May 1, 2014.  There is no guarantee that the distribution fee waiver will continue after May 1, 2014.  The distribution fee waiver will continue only if the Distributor elects to renew it.

Expense Examples

The Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds.  The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated.  The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		UBS U.S. Large Cap Equity Portfolio					Growth and Income Portfolio				Growth and Income Portfolio Pro Forma Combined with UBS U.S. Large Cap Equity Portfolio				Growth and Income Portfolio Pro Forma with UBS U.S. Large Cap Equity Portfolio and Growth and Income Core Portfolio
Class	Share Status	1 Yr		3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV			$142	440	761	1,669	106	342	596	1,324	106	342	596	1,324	106	342	596	1,324
I			$91	284	493	1,096	60	189	329	738	60	189	329	738	60	189	329	738
S			$116	362	628	1,386	86	268	466	1,037	86	268	466	1,037	86	268	466	1,037
S2		$	N/A	N/A	N/A	N/A	101	337	591	1,320	101	337	591	1,320	101	337	591	1,320

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, both Portfolios invest the majority of their assets in equity securities, with a focus on large-capitalization companies.  Both Portfolios invest to a similar degree in non-U.S. companies, and utilize a fundamental, bottom up investment process.

	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio
Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the Sub-Adviser focuses

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation, income growth, or both.

The Sub-Adviser may invest principally in common stock and securities convertible into common stock having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends, or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

In managing the Portfolio, the Sub-Adviser emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (e.g., price-to-earnings ratios, growth rates, and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in certain higher risk investments such as derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment

	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio

on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3  % of its total assets.

Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Comparative Size of the Two Funds	$137,319,934 (as of December 10, 2012)	$3,921,677,691 (as of December 10, 2012)

How do the Principal Risks of Investing in the Portfolios compare?

Because the Portfolios have a similar investment objective and invest primarily in equity securities, many of the risks of investing in U.S Large Cap Equity Portfolio are the same as the risks of investing in Growth and Income Portfolio.  The following summarizes and compares the principal risks of investing in the Portfolios.

Risks	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

	X	X

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

	X	X

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in

	X	X

Risks	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio
the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

	X	X

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

	X	X

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

	X	X

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

	X	X

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

	X	X

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited

	X	X

Risks	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio

financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

	X	X

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

	X	X

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

	X	X

How does UBS U.S. Large Cap Equity Portfolio’s Performance compare to Growth and Income Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios.  The following bar chart shows the changes in each Portfolio’s performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index/indices for the same period.  Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented.  Absent such fee waivers/expense limitations, if any, performance would have been lower.  The UBS U.S. Large Cap Equity Portfolio bar chart shows the performance of that Portfolio’s Class ADV shares, and the Growth and Income Portfolio bar chart shows the performance of that Portfolio’s Class I shares (2002-2006) and Class ADV shares (2007-2011).  Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares.  Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.  However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class ADV or Class I shares’ performance because of the higher or lower expenses paid by Class ADV or Class I shares.  Each Portfolio’s past performance (before and after taxes) is no guarantee of future results.  For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

ING UBS U.S. Large Cap Equity Portfolio - Calendar Year Total Returns(1)

(as of December 31 of each year)

Best quarter: 2nd, 2009, 18.72% and Worst quarter: 4th, 2008, (26.08)%

The Portfolio’s Class ADV shares’ year-to-date total return as of September 30, 2012: 12.53%

(1)The bar chart shows the Portfolio’s adjusted Class I Shares’ performance (2002-2006) and Class ADV Shares’ performance (2007-2011).

ING Growth and Income Portfolio - Calendar Year Total Returns

(as of December 31 of each year)

Best quarter: 2nd 2009, 17.14% and Worst quarter: 4th 2008, (21.76)%

The Portfolio’s Class ADV shares’ year-to-date total return as of September 30, 2012: 16.72%

Average Annual Total Returns %

(for the periods ended December 31, 2011)

			5 Yrs	10 Yrs
			(or since	(or since	Inception
UBS U.S. Large Cap Equity Portfolio		1 Yr	inception)	inception)	Date
Class ADV	%	(2.92)	(2.84)	1.31	12/10/01
S&P 500® Index(1)%		2.11	(0.25)	2.92	—
Class I	%	(2.56)	(2.35)	1.80	11/28/97
S&P 500® Index(1)%		2.11	(0.25)	2.92	—
Class S	%	(2.71)	(2.61)	1.55	12/10/01
S&P 500® Index(1)%		2.11	(0.25)	2.92	—

Growth and Income Portfolio	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)		Inception Date
Class ADV %	(0.72)	(0.66)	(0.70)		12/20/06
S&P 500® Index(1)%	2.11	(0.25)	(0.25	)(2)	—
Class I %	(0.27)	(0.14)	2.31		12/31/79
S&P 500® Index(1)%	2.11	(0.25)	2.92		—
Class I (adjusted for ADV)%	(0.76)	(0.63)	1.81		12/31/79
S&P 500® Index(1)%	2.11	(0.25)	2.92		—
Class S %	(0.51)	(0.39)	4.49		06/11/03
S&P 500® Index(1)%	2.11	(0.25)	5.25	(2)	—
Class S2%	(0.59)	20.68	N/A		02/27/09
S&P 500® Index(1)%	2.11	23.44 (2)	N/A		—

(1)                                 The index returns do not reflect deductions for fees, expenses, or taxes.

(2)                                 Reflects index performance since the date closest to the Class’ inception for which data is available.

How does the Management of the Portfolios compare?

The following table compares the management of the Portfolios.

	UBS U.S. Large Cap Equity Portfolio	Growth and Income Portfolio
Investment Adviser	Directed Services LLC (“DSL” or “Adviser”)	ING Investments, LLC (“ING Investments” or “Adviser”)

Investment Advisory Fee (as a percentage of average daily net assets)	0.70% of all assets	0.50% on all assets

Sub-Adviser	UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Sub-Adviser”)	ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”)

Sub-Advisory Fee (as a percentage of average daily net assets)

0.30% of the first $100 million of the Portfolio’s average daily net assets;

0.27% of the next $100 million of the Portfolio’s average daily net assets;

and

0.25% of the Portfolio’s average daily net assets in excess of $200 million

0.25% on first $10 billion of the Portfolio’s average daily net assets;

0.203% on next $5 billion of the Portfolio’s average daily net assets;

and

0.191% of the Portfolio’s average daily net assets in excess of $15 billion

Portfolio Manager(s)	Thomas J. Digenan (since 05/2001) John C. Leonard (since 11/1997)	Christopher F. Corapi (since 02/2004) Michael Pytosh (since 05/2009)

Administrator	ING Funds Services, LLC (“Administrator”)	ING Funds Services, LLC (“Administrator”)

Administrative Fee	0.10%	0.055% on first $5 billion of daily net assets 0.03% on all daily net assets over $5 billion

Adviser to UBS U.S. Large Cap Equity Portfolio

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 85 million private, corporate, and institutional clients in more than 40 countries.

[Disclosure regarding ING Groep’s restructuring plan to be added by amendment]

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380.  As of December 31, 2011, DSL managed approximately $37.5 billion in registered investment company assets.

Adviser to Growth and Income Portfolio

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments, subject to the supervision of the Board, oversees the Portfolio’s day-to-day operations and all of the investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 85 million private, corporate and institutional clients in more than 40 countries.  ING Investments became an investment management firm in April 1995.

[Disclosure regarding ING Groep’s restructuring plan to be added by amendment]

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. As of December 31, 2011, ING Investments managed approximately $44.5 billion in assets.

Sub-Adviser to UBS U.S. Large Cap Equity Portfolio

UBS Global AM is an indirect, wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management business division.  Headquartered in Zurich and Basel, Switzerland, UBS AG is a global firm providing financial services to private, corporate and institutional clients.  The principal address of UBS Global AM is 1285 Avenue of the Americas, New York, NY, 10019.  As of December 31, 2011, the UBS Global Asset Management division had approximately $612 billion assets under management worldwide, and UBS Global AM managed approximately $149 billion.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

John C. Leonard, CFA is Global Head of Equities and a member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991.

Thomas J. Digenan, CFA, CPA has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a managing director of UBS Global Asset Management. Mr. Digenan was president of the UBS Funds from 1993 to 2001.

Sub-Adviser to Growth and Income Portfolio

ING IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169.  As of December 31, 2011, ING IM managed approximately $64.4 billion in assets.

The Sub-Adviser utilizes a team for portfolio construction of the Portfolios.  The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio.  The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined ING IM in February 2004.  Prior to joining ING IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002.  He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector.  Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president.  Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of UBS U.S. Large Cap Equity Portfolio’s average daily net assets and an annual administrative services fee equal to 0.06% of Growth and Income Portfolio’s average daily net assets.  Subject to the supervision of the Board, the Administrator provides all the administrative services reasonably necessary for the ordinary operation of each Portfolio other than the investment advisory services performed by the Adviser or the sub-advisers including, but not limited to, acting as a liaison among the various service providers to the Portfolios, including the custodian, transfer agent, and such other service providers as may be retained by the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio.  It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the Key Differences in the Rights of Shareholders of UBS U.S. Large Cap Equity Portfolio and Growth and Income Portfolio?

UBS U.S. Large Cap Equity Portfolio is organized as a series of ING Partners, Inc. (“IPI”), a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. Growth and Income Portfolio is organized as a series of ING Variable Funds (“IVF”), a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.

Because UBS U.S. Large Cap Equity Portfolio is organized as a series of a Maryland corporation and Growth and Income Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Maryland law, shareholders of UBS U.S. Large Cap Equity Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, Growth and Income Portfolio’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders have no personal liability for the Portfolio’s acts or obligations.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of UBS U.S. Large Cap Equity Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio and the assumption by Growth and Income Portfolio of all of UBS U.S. Large Cap Equity Portfolio’s known liabilities; and (ii) the distribution of shares of Growth and Income Portfolio to shareholders of UBS U.S. Large Cap Equity Portfolio, as provided for in the Reorganization Agreement.  UBS U.S. Large Cap Equity Portfolio will then be liquidated.

Each shareholder of Class ADV, Class I, and Class S shares of UBS U.S. Large Cap Equity Portfolio will hold, immediately after the Closing Date, the corresponding share class of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of UBS U.S. Large Cap Equity Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Growth and Income Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of UBS U.S. Large Cap Equity Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be shared equally by UBS U.S. Large Cap Equity Portfolio and the Adviser (or an affiliate) and are expected to total approximately $125,500.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.  The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” below.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither UBS U.S. Large Cap Equity Portfolio nor its shareholders, nor Growth and Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, UBS U.S. Large Cap Equity Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.  Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Portfolio Transitioning

If the Reorganization is approved, the Board proposes to employ a transition manager during the two weeks before the Closing Date to align UBS U.S. Large Cap Equity Portfolio’s holdings with those of the Growth and Income Portfolio.  Approximately 73.64% of UBS U.S. Large Cap Equity Portfolio’s holdings would be sold during the transition period.  The proceeds of any sales of UBS U.S. Large Cap Equity Portfolio’s holdings are expected to be invested in securities that ING IM wishes for Growth and Income Portfolio to hold and temporary investments, which will be delivered to Growth and Income Portfolio at the Closing Date.  During the transition period, UBS U.S. Large Cap Equity Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date of the Reorganization,

ING IM, as the sub-adviser to Growth and Income Portfolio, may also sell portfolio holdings that it acquired from UBS U.S. Large Cap Equity Portfolio, and Growth and Income Portfolio may not be immediately fully invested in accordance with its stated investment strategies.  In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and would result in increased transaction costs that are borne by shareholders.

Future Allocation of Premiums

Certain shares of UBS U.S. Large Cap Equity Portfolio have been purchased at the direction of Variable Contract owners by participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, participating Insurance Companies have advised us that all premiums or transfers to UBS U.S. Large Cap Equity Portfolio will be allocated to Growth and Income Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board has determined that the Reorganization is in the best interest of UBS U.S. Large Cap Equity Portfolio and its shareholders.  Accordingly, after consideration of such factors and information it considered relevant, the Board, including the directors who are not “interested persons” as defined in the 1940 Act, approved the Reorganization and voted to recommend to shareholders that they approve the Reorganization Agreement.  The Board is therefore recommending that UBS U.S. Large Cap Equity Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: (1) an analysis of potential affiliated and unaffiliated sub-advisers that could replace UBS Global AM; (2) the gross and net expense ratios that current shareholders of UBS U.S. Large Cap Equity Portfolio are expected to experience as a result of the Reorganization; (3) the comparative fee structure of the Portfolios; (4) the similarity and differences in investment styles between UBS U.S. Large Cap Equity Portfolio and Growth and Income Portfolio; (5) significantly larger combined asset size, which is likely to result in economies of scale for the benefit of current shareholders of UBS U.S. Large Cap Equity Portfolio; (6) the other potential benefits of the Reorganization to UBS U.S. Large Cap Equity Portfolio’s shareholders; (7) the direct or indirect costs to be incurred by each Portfolio and its shareholders in connection with the Reorganization, including the cost of transitioning UBS U.S. Large Cap Equity Portfolio; (8) the expected tax consequences of the Reorganization to UBS U.S. Large Cap Equity Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and (9) the Board’s determination that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization Agreement?

If shareholders of UBS U.S. Large Cap Equity Portfolio do not approve the Reorganization Agreement, UBS U.S. Large Cap Equity Portfolio will continue to be managed by DSL.  The Board may consider several options for the management of UBS U.S. Large Cap Equity Portfolio in the event that the Reorganization is not approved in a timely fashion.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio are each organized as a separate series of ING Partners, Inc. (“IPI”), a Maryland corporation.  IPI is governed by a board of directors consisting of 10 members.  For more information on the history of IPI, see the Statement of Additional Information (“SAI”) of the Portfolios dated April 30, 2012.  Growth and Income Portfolio is organized as a series of ING Variable Funds (“IVF”), a Massachusetts business trust.  IVF is governed by a board of directors consisting of 6 members.  For more information on the history of IVF, see the SAI of the Portfolio dated April 30, 2012.

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually.  Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually.  All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.  From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

Capitalization

The following tables show on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2012 and on a pro forma basis as of June 30, 2012, giving effect to the reorganizations.

	ING Growth and Income Core Portfolio	ING Growth and Income Portfolio	Pro Forma Adjustments		Pro Forma Combined
Class ADV:
Net Assets	$15,145,892	$1,265,310,462	(5,332	)(A)	$1,280,451,022
Shares outstanding	560,428	54,748,914	94,724	(B)	55,404,066
Net asset value per share	$27.03	$23.11			$23.11

Class I:
Net Assets	$159,704,871	$1,940,988,341	(56,227	)(A)	$2,100,636,985
Shares outstanding	5,739,505	83,010,237	1,088,923	(B)	89,838,665
Net asset value per share	$27.83	$23.38			$23.38

Class S:
Net Assets	$13,604,411	$787,727,608	(4,790	)(A)	$801,327,229
Shares outstanding	492,904	34,032,560	94,553	(B)	34,620,017
Net asset value per share	$27.60	$23.15			$23.15

Class S2:
Net Assets	$2,743	$244,243	(1	)(A)	$246,985
Shares outstanding	101	10,645	19	(B)	10,765
Net asset value per share	$27.05	$22.94			$22.94

(A)          Reflects adjustment for estimated one time merger costs.

(B)          Reflects new shares issued, net of retired shares of ING Growth and Income Core Portfolio. (Calculation: Net Assets ÷ NAV per share)

	ING UBS U.S. Large Cap Equity Portfolio	ING Growth and Income Portfolio	Pro Forma Adjustments		Pro Forma Combined
Class ADV:
Net Assets	$6,915,562	$1,265,310,462	(3,080	)(A)	$1,272,222,944
Shares outstanding	762,515	54,748,914	(463,403	)(B)	55,048,026
Net asset value per share	$9.07	$23.11			$23.11

Class I:
Net Assets	$126,028,322	$1,940,988,341	(56,134	)(A)	$2,066,960,529
Shares outstanding	13,663,660	83,010,237	(8,275,628	)(B)	88,398,269
Net asset value per share	$9.22	$23.38			$23.38

Class S:
Net Assets	$7,939,243	$787,727,608	(3,536	)(A)	$795,663,315
Shares outstanding	866,801	34,032,560	(524,006	)(B)	34,375,355
Net asset value per share	$9.16	$23.15			$23.15

Class S2:
Net Assets	$ n/a	$244,243	—		$244,243
Shares outstanding	n/a	10,645	—		10,645
Net asset value per share	$ n/a	$22.94			$22.94

(A)          Reflects adjustment for estimated one time merger costs.

(B)          Reflects new shares issued, net of retired shares of ING UBS U.S. Large Cap Equity Portfolio. (Calculation: Net Assets ÷ NAV per share)

	ING Growth and Income Core Portfolio	ING UBS U.S. Large Cap Equity Portfolio	ING Growth and Income Portfolio	Pro Forma Adjustments		Pro Forma Combined
Class ADV:
Net Assets	$15,145,892	$6,915,562	$1,265,310,462	(8,413	)(A)	$1,287,363,503
Shares outstanding	560,428	762,515	54,748,914	(368,679	)(B)	55,703,178
Net asset value per share	$27.03	$9.07	$23.11			$23.11

Class I:
Net Assets	$159,704,871	$126,028,322	$1,940,988,341	(112,360	)(A)	$2,226,609,174
Shares outstanding	5,739,505	13,663,660	83,010,237	(7,186,705	)(B)	95,226,697
Net asset value per share	$27.83	$9.22	$23.38			$23.38

Class S:
Net Assets	$13,604,411	$7,939,243	$787,727,608	(8,326	)(A)	$809,262,936
Shares outstanding	492,904	866,801	34,032,560	(429,453	)(B)	34,962,812
Net asset value per share	$27.60	$9.16	$23.15			$23.15

Class S2:
Net Assets	$2,743	$ n/a	$244,243	(1	)(A)	$246,985
Shares outstanding	101	n/a	10,645	19	(B)	10,765
Net asset value per share	$27.05	$ n/a	$22.94			$22.94

(A)          Reflects adjustment for estimated one time merger costs.

(B)          Reflects new shares issued, net of retired shares of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio. (Calculation: Net Assets ÷ NAV per share)

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Growth and Income Core Portfolio’s shareholders and UBS U.S. Large Cap Equity Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of voting instructions is being made primarily by the mailing of the Notice of Special Meeting and this Proxy Statement/Prospectus with its enclosures on or about January 25, 2013.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.  Please complete and execute your Proxy Ballot.  If you follow the voting instructions, your proxies will vote your shares as you have directed.  If you submitted your Proxy Ballot but did not vote on the proposals, your proxies will vote “FOR” the Reorganization(s) and will abstain from voting on the Shareholder Proposal, except as described under “What are the voting rights and the quorum requirements?”

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with IPI a written revocation or a duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy voting instruction previously given.  The persons named in the accompanying proxy will vote as directed by the shareholder under the proxy.  In the absence of voting directions under any proxy that is signed and returned, they intend to vote “FOR” the Reorganization, and may vote in their discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.

What are the voting rights and quorum requirements?

Each shareholder of Growth and Income Core Portfolio or UBS U.S. Large Cap Equity Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  A majority of the interests in the trust present in person or by proxy shall constitute a quorum for Growth and Income Core Portfolio.  Thirty percent of the interests in the trust present in person or by proxy shall constitute a quorum for UBS U.S. Large Cap Equity Portfolio.  Shares have no preemptive or subscription rights.

Only shareholders of Growth and Income Core Portfolio or UBS U.S. Large Cap Equity Portfolio at the close of business on the Record Date will be entitled to be present and give voting instructions for Growth and Income Core Portfolio or UBS U.S. Large Cap Equity Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Proxy Card must be received no later than 5:00 p.m., Local time, on February 26, 2013.  As of the Record Date, the following shares of beneficial interest of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio:

Class	Shares Outstanding of Growth and Income Core Portfolio	Shares Outstanding of UBS U.S. Large Cap Equity Portfolio
ADV
I
S
S2		N/A

If there are insufficient votes to approve any Proposal, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with applicable law.  Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment.  The persons named as proxies will vote in favor of such adjournment(s) in their discretion.

The Separate Accounts of the participating insurance companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and participating insurance companies will vote Growth and Income Core Portfolio’s shares and UBS U.S. Large Cap Equity Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.  Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio do not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and participating insurance companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote.  Because a significant percentage of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio’s shares are held by Participating Insurance Companies, which use proportional voting, the presence of such Participating Insurance Companies at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

To the knowledge of the Adviser, as of the Record Date no current Director owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of the Portfolios.

Appendix E hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Growth and Income Core Portfolio, UBS U.S. Large Cap Equity Portfolio, or Growth and Income Portfolio.

Can shareholders submit proposals for consideration in a Proxy Statement?

Neither Growth and Income Core Portfolio nor UBS U.S. Large Cap Equity Portfolio are required to hold annual meetings and currently do not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act.  A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed.  Whether a proposal is submitted in a proxy statement will be determined in accordance with applicable federal and state laws.

What if a proposal that is not in the Proxy Statement/Prospectus comes up at the Special Meeting?

If any other matter is properly presented, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting.  At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

What is “householding”?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders.  If a shareholder needs an additional copy of this Proxy Statement, please contact Shareholder Services at 1-800-992-0180.  If in the future, any shareholder does not wish to combine or wishes to recombine the mailing of a proxy statement with household members, please inform the Portfolios in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at 1-800-992-0180.

How can shareholders access other Portfolio documents?

The following documents are incorporated by reference: (i) the Statement of Additional Information (“SAI”) dated January 17, 2013, relating to this Proxy Statement/Prospectus; (ii) the Prospectuses and SAI for Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio dated April 30, 2012 (File No: 811-08319); and (iii) the Prospectuses and SAI for Growth and Income Portfolio dated April 30, 2012 (File No: 811-02514).  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each Portfolio without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or call (800) 992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (the “1940 Act”), and files reports, proxy materials, and other information with the U.S. Securities and Exchange Commission (“SEC”).  You can copy and review information about each Portfolio at the SEC’s Public Reference Room in Washington, D.C.  You may obtain more information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

Who pays for this Proxy Solicitation/Prospectus?

Growth and Income Core Portfolio and its Adviser (or an affiliate) and UBS U.S. Large Cap Equity Portfolio and its Adviser (or an affiliate) will equally share the expenses in connection with the Notice and this Proxy Statement/Prospectus or the Special Meeting of Shareholders.  These expenses include the printing, mailing, solicitation and vote tabulation expenses, legal fees, and out-of-pocket expenses.

Prompt execution and return of the enclosed Proxy Ballot is requested.  A self-addressed postage paid envelope is enclosed for your convenience.  You also may vote via telephone or via the Internet.  Please follow the voting instructions as outlined on your Proxy Ballot.

Huey P. Falgout, Jr.
Secretary

January 25, 2013

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

APPENDIX A:    AGREEMENTS AND PLANS OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

— ING GROWTH AND INCOME CORE PORTFOLIO

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 6th day of September, 2012, by and between ING Variable Funds (“IVF”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Growth and Income Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc. (“IPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Thornburg Value Portfolio (to be renamed ING Growth and Income Core Portfolio on or about November 30, 2012) (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV, Class I, Class S and Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of IVF has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of IPI has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.         Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class ADV share of the Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.         The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

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1.3.         The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the known liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by IPI, on behalf of the Acquired Portfolio, to IVF, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                         Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S and Class S shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class ADV, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of   the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.         Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.         Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.                         The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.                         The net asset value of a Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.         The number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same Class determined in accordance with paragraph 2.2.

2.4.         All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.         The Closing Date shall be March 22, 2013 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.         The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.         The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.         In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.         Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IPI, IPI, on behalf of the Acquired Portfolio, represents and warrants to IVF as follows:

(a)           The Acquired Portfolio is duly organized as a series of IPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                       The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IPI, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IPI, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                      All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by IVF, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IPI, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2011 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                        Since December 31, 2011, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(m)                 All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of Directors of IPI, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                            Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IVF, IVF, on behalf of the Acquiring Portfolio, represents and warrants to IPI as follows:

(a)                     The Acquiring Portfolio is duly organized as a series of IVF, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IVF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     IVF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                       The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IVF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                      Except as otherwise disclosed in writing to and accepted by IPI, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IVF, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IVF, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2011 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since December 31, 2011, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                     For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)                         All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IVF and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                 The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IVF, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     The Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by IVF for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                            The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                            The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                            The Acquired Portfolio covenants that the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                            The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.                            Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                            The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                            As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.                            The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                            IPI, on behalf of the Acquired Portfolio, covenants that IPI will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IVF, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IPI’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) IVF’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                     The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IPI, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IPI’s election, to the performance by IVF, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                            All representations and warranties of IVF, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                            IVF shall have delivered to IPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IPI and dated as of the Closing Date, to the effect that the representations and warranties of IVF, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IPI shall reasonably request;

6.3.                            IVF, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IVF, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                            The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class ADV Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IVF, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IVF’s election, to the performance by IPI, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                            All representations and warranties of IPI, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                            IPI shall have delivered to IVF a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IPI;

7.3.                            IPI shall have delivered to IVF on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IVF and dated as of the Closing Date, to the effect that the representations and warranties of IPI, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IVF shall reasonably request;

7.4.                            IPI, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IPI, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                            The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                            The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IPI, on behalf of the Acquired Portfolio, or IVF, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                            The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IPI’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IVF.  Notwithstanding anything herein to the contrary, neither IPI nor IVF may waive the conditions set forth in this paragraph 8.1;

8.2.                            On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                            All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IVF or IPI to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                            The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                            The parties shall have received the opinion of Dechert LLP addressed to IPI and IVF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IPI and IVF.  Notwithstanding anything herein to the contrary, neither IPI nor IVF may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.                            IPI, on behalf of the Acquired Portfolio, and IVF, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                               The expenses relating to the proposed Reorganization will be borne equally by (i) ING Investment Management Co. LLC (“IIM”), the sub-adviser to  the Acquiring Portfolio (or an affiliate of IIM) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               INDEMNIFICATION

10.1.                     Subject to the exceptions and limitations contained in Section 10.2 and 10.3 below:

10.1.1.           every person who is, or has been, a Director of IPI or a Trustee of IVF (a “Covered Person”) shall be indemnified by IVF to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise which arise from or relate to the Acquired Portfolio.

10.1.2.           the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal, administrative or regulatory and including, without limitation, inquiries, investigations and appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities; provided, however that any Trustee who is an “interested person” of an investment adviser to IPI or IVF, within the meaning of the 1940 Act, shall be indemnified only for liabilities and expenses arising from his or her status as a Director or Trustee.  The rights of indemnification provided hereunder are in addition to, and not in lieu of, any other rights of indemnification that a Director or Trustee may have.

10.2.                     The obligation to provide indemnification herein shall arise only under circumstances in which insurance coverage does not exist, is inadequate, or is not reasonably available to the Covered Person in a timely manner.  Before making a claim hereunder a Covered Person shall use reasonable efforts to seek coverage under any policy of insurance maintained by IPI.  Upon a determination by a Covered Person that coverage does not exist for any liability or expense, or that such coverage is not reasonably available in a timely manner, such Covered Person may seek indemnification hereunder; provided however that, upon request from IVF, such Covered Person shall make reasonable efforts to provide IVF with the benefit of any coverage or recovery that subsequently becomes available.

10.3.                     No indemnification shall be provided hereunder:

10.3.1.           against any liability by reason of a final adjudication by a court or other body before which a proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or

10.3.2.           in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (a) resulting in a payment by a Covered Person, unless the Covered Person is able to obtain a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by any one of the following methods:

10.3.2.1.             by the court or other body approving the settlement or other disposition; or

10.3.2.2.             by a vote of a majority of the disinterested, non-party Trustees of IVF acting on the matter (provided that a majority of the Trustees of IVF then in office act on the matter) based upon a review of readily available facts (as opposed to full trial-type inquiry); or

10.3.2.3.             by written opinion of Independent Legal Counsel as defined in Section 10.5, based upon a review of readily available facts (as opposed to full trial-type inquiry).

10.4.                     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.1. including, without limitation, a claim, action, suit, or proceeding for which insurance coverage exists as contemplated by Section 10.2 hereof, shall be advanced by IVF on behalf of the Acquiring Portfolio prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification hereunder, provided that either:

10.4.1.           such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or IVF shall be insured against losses arising out of any such advances; or

10.4.2.           a majority of the disinterested, non-party Trustees of IVF acting on the matter or an Independent Legal  Counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

10.5.                     Independent Legal Counsel means a law firm, or a member of a law firm chosen by the Covered Person or Covered Persons (a) that is not objectionable to the Board of Trustees of IVF, based on a reasonable assessment, and (b) that neither presently is, nor in the past two years has been, retained to represent: (i) IPI, IVF or the Covered Person in any matter material to either such party, or (ii) any other party to the claim, action, suit or proceeding giving rise to a claim for indemnification hereunder.

10.6.                     No Covered Person shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

10.7                        The rights of indemnification contemplated herein shall survive the Closing and shall inure to the benefit of their heirs, executors, administrators and assigns of each Covered Person.

11.                                     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.                     IPI and IVF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.                     The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before June 30, 2013, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IPI and IVF; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, MA 02109

Attn: Philip H. Newman

ING Partners, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

15.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.4                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Articles of Incorporation of IPI or the Declaration of Trust of IVF, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE FUNDS, on behalf of its series

ING Growth and Income Portfolio

By:

Name:	Todd Modic

Title:	Senior Vice President

ING PARTNERS, Inc., on behalf of its series

ING Thornburg Value Portfolio

By:

Name:	Kimberly A. Anderson

Title:	Senior Vice President

FORM OF AGREEMENT AND PLAN OF REORGANIZATION —

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this          day of                         , 2012, by and between ING Variable Funds (“IVF”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Growth and Income Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc. (“IPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING UBS U.S. Large Cap Equity Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV, Class I, Class S and Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of IVF has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of IPI has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.         Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class ADV share of the Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.         The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.         The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the known liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by IPI, on behalf of the Acquired Portfolio, to IVF, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.         Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S and Class S shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class ADV, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of   the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.         Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.         Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.         The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.         The net asset value of a Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.         The number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same Class determined in accordance with paragraph 2.2.

2.4.         All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.         The Closing Date shall be [DATE] or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.         The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.         The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.         In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.     REPRESENTATIONS AND WARRANTIES

4.1.         Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IPI, IPI, on behalf of the Acquired Portfolio, represents and warrants to IVF as follows:

(a)       The Acquired Portfolio is duly organized as a series of IPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       IPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IPI, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IPI, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by IVF, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IPI, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2012, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of Directors of IPI, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.         Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IVF, IVF, on behalf of the Acquiring Portfolio, represents and warrants to IPI as follows:

(a)       The Acquiring Portfolio is duly organized as a series of IVF, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IVF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       IVF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IVF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by IPI, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IVF, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IVF, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2012, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IVF and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IVF, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by IVF for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.         The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.         The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.         The Acquired Portfolio covenants that the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.         The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.         Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.         The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.         As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.         The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.         IPI, on behalf of the Acquired Portfolio, covenants that IPI will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IVF, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IPI’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) IVF’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.       The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IPI, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IPI’s election, to the performance by IVF, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.         All representations and warranties of IVF, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.         IVF shall have delivered to IPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IPI and dated as of the Closing Date, to the effect that the representations and warranties of IVF, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IPI shall reasonably request;

6.3.         IVF, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IVF, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.         The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class ADV Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IVF, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IVF’s election, to the performance by IPI, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.         All representations and warranties of IPI, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.         IPI shall have delivered to IVF a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IPI;

7.3.         IPI shall have delivered to IVF on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IVF and dated as of the Closing Date, to the effect that the representations and warranties of IPI, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IVF shall reasonably request;

7.4.         IPI, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IPI, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.         The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.         The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IPI, on behalf of the Acquired Portfolio, or IVF, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.         The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IPI’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IVF.  Notwithstanding anything herein to the contrary, neither IPI nor IVF may waive the conditions set forth in this paragraph 8.1;

8.2.         On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.         All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IVF or IPI to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.         The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.         The parties shall have received the opinion of Dechert LLP addressed to IPI and IVF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IPI and IVF.  Notwithstanding anything herein to the contrary, neither IPI nor IVF may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.         IPI, on behalf of the Acquired Portfolio, and IVF, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2          The expenses relating to the proposed Reorganization will be borne equally by (i) ING Investment Management Co. LLC (“IIM”), the sub-adviser to the Acquiring Portfolio (or an affiliate of IIM) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          INDEMNIFICATION

10.1.       Subject to the exceptions and limitations contained in Section 10.2 and 10.3 below:

10.1.1.    every person who is, or has been, a Director of IPI or a Trustee of IVF (a “Covered Person”) shall be indemnified by IVF to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise which arise from or relate to the Acquired Portfolio.

10.1.2.    the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal, administrative or regulatory and including, without limitation, inquiries, investigations and appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities; provided, however that any Trustee who is an “interested person” of an investment adviser to IPI or IVF, within the meaning of the 1940 Act, shall be indemnified only for liabilities and expenses arising from his or her status as a Director or Trustee.  The rights of indemnification provided hereunder are in addition to, and not in lieu of, any other rights of indemnification that a Director or Trustee may have.

10.2.       The obligation to provide indemnification herein shall arise only under circumstances in which insurance coverage does not exist, is inadequate, or is not reasonably available to the Covered Person in a timely manner.  Before making a claim hereunder a Covered Person shall use reasonable efforts to seek coverage under any policy of insurance maintained by IPI.  Upon a determination by a Covered Person that coverage does not exist for any liability or expense, or that such coverage is not reasonably available in a timely manner, such Covered Person may seek indemnification hereunder; provided however that, upon request from IVF, such Covered Person shall make reasonable efforts to provide IVF with the benefit of any coverage or recovery that subsequently becomes available.

10.3.       No indemnification shall be provided hereunder:

10.3.1.    against any liability by reason of a final adjudication by a court or other body before which a proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or

10.3.2.    in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (a) resulting in a payment by a Covered Person, unless the Covered Person is able to obtain a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by any one of the following methods:

10.3.2.1.    by the court or other body approving the settlement or other disposition; or

10.3.2.2.    by a vote of a majority of the disinterested, non-party Trustees of IVF acting on the matter (provided that a majority of the Trustees of IVF then in office act on the matter) based upon a review of readily available facts (as opposed to full trial-type inquiry); or

10.3.2.3.    by written opinion of Independent Legal Counsel as defined in Section 10.5, based upon a review of readily available facts (as opposed to full trial-type inquiry).

10.4.       Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.1. including, without limitation, a claim, action, suit, or proceeding for which insurance coverage exists as contemplated by Section 10.2 hereof, shall be advanced by IVF on behalf of the Acquiring Portfolio prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification hereunder, provided that either:

10.4.1.    such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or IVF shall be insured against losses arising out of any such advances; or

10.4.2.    a majority of the disinterested, non-party Trustees of IVF acting on the matter or an Independent Legal  Counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

10.5.       Independent Legal Counsel means a law firm, or a member of a law firm chosen by the Covered Person or Covered Persons (a) that is not objectionable to the Board of Trustees of IVF, based on a reasonable assessment, and (b) that neither presently is, nor in the past two years has been, retained to represent: (i) IPI, IVF or the Covered Person in any matter material to either such party, or (ii) any other party to the claim, action, suit or proceeding giving rise to a claim for indemnification hereunder.

10.6.       No Covered Person shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

10.7        The rights of indemnification contemplated herein shall survive the Closing and shall inure to the benefit of their heirs, executors, administrators and assigns of each Covered Person.

11.            ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.       IPI and IVF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before [DATE], unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IPI and IVF; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, MA 02109

Attn: Philip H. Newman

ING Partners, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

15.          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.4        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Articles of Incorporation of IPI or the Declaration of Trust of IVF, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE FUNDS, on behalf of its series

ING Growth and Income Portfolio

By:

Name:	Todd Modic

Title:	Senior Vice President

ING PARTNERS, Inc., on behalf of its series

ING UBS U.S. Large Cap Equity Portfolio

By:

Name:	Kimberly A. Anderson

Title:	Senior Vice President

APPENDIX B:    ADDITIONAL INFORMATION REGARDING GROWTH AND INCOME PORTFOLIO

Portfolio Holdings

A description of the policies and procedures of ING Growth and Income Portfolio (the “Portfolio”) regarding the release of portfolio holdings information is available in the Portfolio’s SAI.  Portfolio holdings information can be reviewed online at www.INGInvestment.com.

How Shares Are Priced

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Portfolio shares will not be priced on those days.  The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.  To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio (other than ETF shares) will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.  When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board.  The types of assets for which such fair value pricing might be required include, but are not limited to:

• Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

• Securities of an issuer that has entered into a restructuring;

• Securities whose trading has been halted or suspended;

• Fixed-income securities that have gone into default and for which there are no current market value quotations; and

• Securities that are restricted as to transfer or resale.

The Portfolio or ING Investments, LLC (the “Adviser”) may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form.  When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form.  Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

The Portfolio’s shares may be offered to Separate Accounts serving as investment options under Variable Contracts, Qualified Plans outside the Separate Account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.  Please refer to the prospectus for the appropriate insurance company Separate Account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply.  Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors.  However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plan participants and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict.  If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its Separate Accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.  The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds.  In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds.  From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management.  For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so.  These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover.  The Adviser and the Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions.  So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order.  The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution Plan and/or Shareholder Service Plan

The Portfolio has a Shareholder Service and Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) for the Class ADV shares.  These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio.  The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.75% (0.50% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of the Portfolio.  The Distributor has agreed to waive 0.05% of the distribution fee for the Portfolio.  This waiver will continue through at least May 1, 2013.  There is no guarantee that this waiver will continue after that date.  Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles.  Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio.  Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans.  Omnibus accounts generally do not identify customers’ trading activity on an individual basis.  The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers.  You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy.  As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.  The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary.  The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading.  There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders.  Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner.  Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on a Portfolio’s performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies.  This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities.  For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage.  The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies.  However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur.  Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans.  Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts.  In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans.  The Adviser, distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies.  A Portfolio’s Adviser and

Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio.  These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of the Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners.  Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants.  A Portfolio, the Adviser, and the Distributor are not parties to these arrangements.  Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Portfolio declares and pays dividends from net investment income at least annually.  The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually.  All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.  From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.  The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income.  As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to shareholders.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.  For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.  See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Portfolio’s shares’ financial performance for the past five years or, if shorter, the period of operations.  Certain information reflects financial results for a single share.  The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2012, which are unaudited.

	Income (loss) from investment operations				Less distributions
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
ended	($)	($)		($)	($)	($)	($)	($)
ING Growth and Income Portfolio
Class ADV
06-30-12 (unaudited)	21.39	0.12		1.61	1.73	0.01	—	—
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19	—	—
12-31-10	19.31	0.15	•	2.47	2.62	0.19	—	—
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—
Class I
06-30-12 (unaudited)	21.59	0.18	•	1.62	1.80	0.01	—	—
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29	—	—
12-31-10	19.42	0.22		2.53	2.75	0.23	—	—
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—
Class S
06-30-12 (unaudited)	21.40	0.14	•	1.62	1.76	0.01	—	—
12-31-11	21.77	0.24	•	(0.35)	(0.11)	0.26	—	—
12-31-10	19.28	0.18		2.48	2.66	0.17	—	—
12-31-09	15.00	0.19		4.32	4.51	0.23	—	—
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30	—	—
12-31-07	23.30	0.37	•	1.29	1.66	0.33	—	—
Class S2
06-30-12 (unaudited)	21.23	0.12		1.60	1.72	0.01	—	—
12-31-11	21.52	0.41	•	(0.54)	(0.13)	0.16	—	—
12-31-10	19.26	0.14		2.28	2.42	0.16	—	—
02-27-09(5)–12-31-09	12.69	(0.06	)•	6.72	6.66	0.09	—	—

Year or period	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Growth and Income Portfolio
Class ADV
06-30-12 (unaudited)	0.01	—	23.11	8.10		1.09	1.04		1.04		1.06		1,265,310	26
12-31-11	0.19	—	21.39	(0.72)		1.08	1.03		1.03		1.03		1,221,084	75
12-31-10	0.19	—	21.74	13.55		1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	0.20	—	19.31	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	0.22	—	15.04	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	0.33	—	24.61	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
Class I
06-30-12 (unaudited)	0.01	—	23.38	8.35		0.59	0.59		0.59		1.51		1,940,988	26
12-31-11	0.29	—	21.59	(0.27)		0.58	0.58		0.58		1.39		1,873,712	75
12-31-10	0.23	—	21.94	14.14		0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	0.26	—	19.42	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	0.32	—	15.11	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	0.35	—	24.76	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
Class S
06-30-12 (unaudited)	0.01	—	23.15	8.24		0.84	0.84		0.84		1.26		787,728	26
12-31-11	0.26	—	21.40	(0.51)		0.83	0.83		0.83		1.13		795,131	75
12-31-10	0.17	—	21.77	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	0.23	—	19.28	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	0.30	—	15.00	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	0.33	—	24.63	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
Class S2
06-30-12 (unaudited)	0.01	—	22.94	8.12		1.09	0.99		0.99		1.10		244	26
12-31-11	0.16	—	21.23	(0.59)		1.08	0.98		0.98		1.99		217	75
12-31-10	0.16	—	21.52	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5)-12-31-09	0.09	—	19.26	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104

(1)           Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)           Annualized for periods less than one year.

(3)           Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)           Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)           Commencement of operations.

(a)           There was no impact on total return by the affiliate payment.

•              Calculated using average number of shares outstanding throughout the period.

†              Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

APPENDIX C:    FORM OF PROPOSED SUB-ADVISORY AGREEMENT

SUB-ADVISORY AGREEMENT

ING PARTNERS, INC.

This AGREEMENT is made as of this 7th day of June, 2011, between Directed Services LLC, a Delaware limited liability company (the “Manager”), and ING Investment Management Co., a Connecticut corporation (the “Sub-Adviser”).

WHEREAS, ING Partners, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; and

WHEREAS, the Fund is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Fund may offer shares of additional series in the future; and

WHEREAS, pursuant to an Investment Advisory Agreement, dated May 1, 2003, as amended (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Fund has retained the Manager to render advisory and management services with respect to certain of the Fund’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Sub-Adviser to furnish investment advisory services to one or more of the series of the Fund, and the Sub-Adviser is willing to furnish such services to the Fund and the Manager.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.  Appointment.  The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Fund set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.  To the extent that the Sub-Adviser is not the only person providing investment advisory services to a Series, the term “Series” shall be interpreted for purposes of this Agreement to only include those assets of the Series over which the Sub-Adviser is directed by the Manager to provide investment advisory services.

In the event the Fund designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing.  If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Sub-Adviser Duties.  Subject to the supervision of the Fund’s Board of Directors and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Fund’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as amended, copies of which shall be sent to the Sub-

Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Sub-Adviser further agrees as follows:

(a)           The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Fund’s Board of Directors of which the Sub-Adviser has been sent a copy, and the provisions of the Registration Statement of the Fund filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager and agreed to by the Sub-Adviser.  In carrying out its duties under the Sub-Adviser Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)            The Sub-Adviser will manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code.

(ii)           The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested in connection with annual and special meetings of equity stockholders, provided however, that the  Sub-Adviser retains responsibility to vote or abstain from voting all proxies with respect to non-equity portfolio securities and all portfolio securities for matters with regard to bankruptcy or related plans of reorganization, unless the Manager gives the Sub-Adviser written instructions to the contrary.  The Sub-Adviser will immediately forward any proxy it receives on behalf of the Fund solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Sub-Adviser will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Sub-Adviser will submit a voting recommendation to the Manager for such proxies.  In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series.  The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Sub-Adviser or of its affiliates.

(iii)         In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the transmission to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Cedel, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and recordkeeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Fund’s custodian and portfolio accounting agent.

(iv)        The Sub-Adviser will assist the custodian and portfolio accounting agent for the Fund in determining or confirming, consistent with the procedures and policies stated in the Registration Statement for the Fund or adopted by the Board of Directors, the value of any portfolio securities or other assets of the Series for which the custodian and portfolio accounting agent seeks assistance from or identifies for review by the Sub-Adviser.  The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets.

(v)           The Sub-Adviser will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 27(b)(7) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)          The Sub-Adviser will complete and deliver to the Manager a written compliance checklist in a form provided by the Manager for each month by the 10th business day of the following month.

(b)           The Sub-Adviser will make available to the Fund and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Fund) as are necessary to assist the Fund and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws.  The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

(c)           The Sub-Adviser will provide reports to the Fund’s Board of Directors for consideration at meetings of the Board of Directors on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Fund’s Board of Directors with respect to each Series such periodic and special reports as the Directors and the Manager may reasonably request.

(d)           With respect to any investments, including, but not limited, to repurchase and reverse repurchase agreements, derivatives contracts, futures contracts, International Swaps and Derivatives Association, Inc. Master Agreements, and options on futures contracts (“futures”), which are permitted to be made by the Sub-Adviser in accordance with this Agreement and the investment objectives and strategies of the Series, as outlined in the Registration Statement for the Fund, the Manager hereby authorizes and directs the Sub-Adviser to do and perform every act and thing whatsoever necessary or incidental in performing its duties and obligations under this Agreement including, but not limited to, executing as agent on behalf of each Series, brokerage agreements and other documents to establish, operate and conduct all brokerage or other trading accounts, and executing as agent on behalf of each Series, such agreements and other documentation as may be required for the purchase or sale, assignment, transfer and ownership of any permitted investment, including limited partnership agreements, repurchase and derivative master agreements, including any schedules and annexes to such agreements, releases, consents, elections and confirmations.  The Manager acknowledges and understands that it will be bound by any such trading accounts established, and agreements and other documentation executed, by the Sub-Adviser for such investment purposes.

3.  Broker-Dealer Selection.  The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Fund, and determined in consultation with the Manager, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Fund, by other aspects of the portfolio execution services offered.  Subject to such policies as the Fund’s Board of Directors or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Sub-Adviser will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers on the basis of criteria reasonably considered appropriate by the Manager.  To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series to the Sub-Adviser if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser.  Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation regularly to the Fund’s Board of Directors indicating the broker-dealers to which such allocations have been made and the basis therefore.

4.  Disclosure about Sub-Adviser.  The Sub-Adviser has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Fund filed with the SEC that contains disclosure about the Sub-Adviser, and represents and warrants that, with respect to the disclosure about the Sub-Adviser or information relating, directly or indirectly, to the Sub-Adviser, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II, at the time the Form ADV is filed with the SEC.

5.  Expenses.  During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement.  The Manager or the Fund shall be responsible for all the expenses of the Fund’s operations.

6.  Compensation.  For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Fund fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Fund any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Fund.

7.  Marketing Materials.

(a)           During the term of this Agreement, the Sub-Adviser agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) for internal use or public dissemination, that are produced or are for use or reference by the Sub-Adviser, its affiliates or other designees, broker-dealers or the public in connection with the Series, and Sub-Adviser shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(b)          During the term of this Agreement, the Manager agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, or Marketing Materials prepared for distribution to shareholders of each Series, or the public that refer to the Sub-Adviser in any way, prior to the use thereof, and the Manager shall not use any such materials if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients.  The Manager agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph.  Marketing Materials may be furnished to the Sub-Adviser by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

8.  Compliance.

(a)           The Sub-Adviser agrees to use reasonable compliance techniques as the Manager or the Board of Directors may adopt, including any written compliance procedures.

(b)           The Sub-Adviser agrees that it shall promptly notify the Manager and the Fund (1) in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  The Sub-Adviser further agrees to notify the Manager and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Fund (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)           The Manager agrees that it shall promptly notify the Sub-Adviser (1) in the event that the SEC has censured the Manager or the Fund; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.  Books and Records.  The Sub-Adviser hereby agrees that all records which it maintains for the Series may be the property of the Fund and further agrees to promptly make available to the Fund any of such records upon the Fund’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

10.  Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Fund.  Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Fund or the Manager by the Sub-Adviser, in connection with its duties under the agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser or the Manager, or if available from a source other than the Manager, Sub-Adviser or this Fund.

11.  Non-Exclusivity.  The services of the Sub-Adviser to the Series and the Fund are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, provided, however, that the Sub-Adviser may not consult with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

12.  Representations Respecting Sub-Adviser.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Fund’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

13.  Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Fund shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

14.  Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (1) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Fund that is not a Series hereunder, and (2) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

15.  Indemnification.

(a)           The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Fund which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)           Notwithstanding Section 14 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser’s responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)           The Manager shall not be liable under Paragraph (a) of this Section 15 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person.  The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)           The Sub-Adviser shall not be liable under Paragraph (b) of this Section 15 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

16.  Duration and Termination.

(a)           With respect to each Series identified as a Series on Schedule A hereto as in effect on the date of this Agreement, unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through November 30, 2012.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Directors of the Fund, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Directors of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Agreement, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Fund’s Board of Directors, including a majority of those Directors who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Directors of the Fund, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Directors of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval. However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Fund, unless such approval shall be required by any other applicable law or otherwise.  Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (a) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Fund, (b) at any time without payment of any penalty by the Fund, by the Fund’s Board of Directors or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (c) by the Sub-Adviser upon three (3) months’ written notice unless the Fund or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or Manager not to exceed three (3) additional months beyond the initial three-month notice period; provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Fund, in the event either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Fund, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Sub-Adviser does not receive compensation for its services from the Manager or the Fund as required by the terms of this agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Fund, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 12, 13, 14 and 15 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 16 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the agreement was in effect, Section 6.

(b)           Notices.  Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

ING Partners, Inc.

7337 E. Doubletree Ranch Rd.

Suite 100

Scottsdale, AZ  85258

Attention:  Huey P. Falgout, Jr.

If to the Sub-Adviser:

ING Investment Management Co.

10 State House Square

Hartford, CT  06103-3602

Attention:  Christopher Kurtz

With a copy to:

ING Investment Management Co.

230 Park Avenue

New York, NY  10169

Attention:  General Counsel

If to the Manager:

Directed Services LLC

1475 Dunwoody Drive

West Chester, PA  19380

Attention:  Chief Counsel

17.  Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

18.  Miscellaneous.

(a)           This Agreement shall be governed by the laws of the State of Delaware, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)           The Manager and the Sub-Adviser acknowledge that the Fund enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)           The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)           To the extent permitted under Section 16 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)           If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)            Nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)           This agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

DIRECTED SERVICES LLC

By:
Todd Modic
Vice President

ING INVESTMENT MANAGEMENT CO.

By:

Name:

Title:

AMENDED SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

DIRECTED SERVICES LLC

and

ING INVESTMENT MANAGEMENT CO. LLC

Series	Annual Sub-Adviser Fee (as a percentage of average daily net assets allocated to the Sub-Adviser)

ING Global Bond Portfolio (formerly, ING Oppenheimer Global Strategic Income Portfolio)	0.225% on the first $4 billion in assets; 0.21375% on the next $1 billion in assets; 0.2025% on the next $1 billion in assets; 0.1935% thereafter.

ING Growth and Income Core Portfolio (formerly, ING Thornburg Value Portfolio)	0.35% on all assets

APPENDIX D:  PRINCIPAL EXECUTIVE OFFICERS

Principal Executive Officers of Directed Services LLC

1475 Dunwoody Drive

West Chester, PA 19380

Name and Title

Shaun P. Mathews — Executive Vice President

Richard Gelfand — Chief Financial Officer

Kimberly A. Anderson — Senior Vice President

Michael J. Roland — Senior Vice President and Chief Compliance Officer

David Pendergrass — Vice President and Treasurer

Joy M. Benner — Secretary

Principal Executive Officers of the Trust who are Officers of Directed Services LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

Name and Title

Shaun P. Mathews — President and Chief Executive Officer

Michael J. Roland — Executive Vice President and Chief Compliance Officer

Kimberly A. Anderson — Senior Vice President

Principal Executive Officers of ING Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

Jeffrey T. Becker — Chief Executive Officer

Michael J. Gioffre — Chief Compliance Officer

Mark D. Weber — Executive Vice President

Shaun P. Mathews — Executive Vice President

Christine Hurtsellers — Executive Vice President and Chief Investment Officer,

Fixed Income and Proprietary Investments

Paul Zemsky — Executive Vice President

Daniel L. Wilcox — Chief Financial Officer, Senior Vice President and Treasurer

Gerald T. Lins — General Counsel

D-1

APPENDIX E:    SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of December 3, 2012:

ING Growth and Income Core Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING UBS U.S. Large Cap Equity Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING Growth and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*      On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganizations is the same as on December 3, 2012.

E-1

PART B

ING Variable Funds

Statement of Additional Information

January 25, 2013

Acquisition of the Assets and Liabilities of:
ING Growth and Income Core Portfolio
(A Series of ING Partners, Inc.)
7337 East Doubletree Ranch Road, Suite100
Scottsdale, Arizona 85258-2034

and

ING UBS U.S. Large Cap Equity Portfolio
(A Series of ING Partners, Inc.)
7337 East Doubletree Ranch Road, Suite100
Scottsdale, Arizona 85258-2034

By and in Exchange for Shares of: ING Growth and Income Portfolio (A Series of ING Variable Funds) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information (“SAI”) of ING Variable Funds is available to the shareholders of ING Growth and Income Core Portfolio (“Growth and Income Core Portfolio”) and ING UBS US. Large Cap Equity Portfolio (“UBS U.S. Large Cap Equity Portfolio”), each a separate series of ING Partners, Inc., in connection with separate proposed transactions whereby all of the assets and liabilities of Growth and Income Core Portfolio and all of the assets and liabilities of UBS U.S. Large Cap Equity Portfolio will be transferred to ING Growth and Income Portfolio (“Growth and Income Portfolio,” together with Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio, the “Portfolios,” each a “Portfolio”), a series of ING Variable Funds, in exchange for shares of Growth and Income Portfolio.

This SAI consists of: (i) this cover page; (ii) an excerpt from the Semi-Annual Report for Growth and Income Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.              The SAI for ING Variable Funds dated April 30, 2012, as filed on April 26, 2012 (File No: 811-02514).

2.              The Financial Statements of Growth and Income Core Portfolio, UBS U.S. Large Cap Equity Portfolio and Growth and Income Portfolio included in the Annual Reports dated December 31, 2011, as filed on March 2, 2012 and the Semi-Annual Reports dated June 30, 2012, as filed on September 4, 2012 (File Nos: 811-02514 and 811-08319).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated January 17, 2013, relating to the Reorganizations of Growth and Income Core Portfolio and UBS U.S. Large Cap Equity Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

ING GROWTH AND INCOME PORTFOLIO

Set forth below is an excerpt from the semi-annual report of ING Growth and Income Portfolio (“Growth and Income Portfolio”) dated June 30, 2012.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

Barclays Capital Mortgage-Backed Securities Index

An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index

An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 27, 2013

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on February 27, 2013.

The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

ING Growth and Income Core Portfolio

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on February 27, 2013, at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒       PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                          To approve an Agreement and Plan of Reorganization by and between the Portfolio and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of the Portfolio with and into Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

2.                                      To approve a new sub-advisory agreement between Directed Services LLC, the investment adviser to Growth and Income Core Portfolio, and ING Investment Management Co. LLC, Growth and Income Core Portfolio’s proposed sub-adviser.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO SUBMIT YOUR VOTING INSTRUCTION CARD

BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting

Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON FEBRUARY 27, 2013

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on February 27, 2013.

The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

[PORTFOLIO/INSURANCE COMPANY NAME PRINTS HERE]

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING Growth and Income Core Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSALS.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒    PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.  THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization by and between the Portfolio and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of the Portfolio with and into Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

2.             To approve a new sub-advisory agreement between Directed Services LLC, the investment adviser to Growth and Income Core Portfolio, and ING Investment Management Co. LLC, Growth and Income Core Portfolio’s proposed sub-adviser.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 27, 2013

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on February 27, 2013.

The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

ING  UBS U.S. Large Cap Equity Portfolio

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on February 27, 2013, at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒       PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization by and between the Portfolio and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of the Portfolio with and into Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO SUBMIT YOUR VOTING INSTRUCTION CARD

BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting

Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON FEBRUARY 27, 2013

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on February 27, 2013.

The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

[PORTFOLIO/INSURANCE COMPANY NAME PRINTS HERE]

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING UBS U.S. Large Cap Equity Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSALS.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒    PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.  THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                          To approve an Agreement and Plan of Reorganization by and between the Portfolio and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of the Portfolio with and into Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 5.3 of the Declaration of Trust, as amended, of ING Variable Funds provides the following:

Indemnification. The Trust shall indemnify its trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)           Every person who is, or has been, a trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust, or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)           The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)           No indemnification shall be provided hereunder to a trustee, officer, employee, or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)           The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any trustee, officer, employee, or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such trustee, officer, employee, or agent, and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(e)           In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Trust; or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)            The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking; (ii) the Trust is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)           No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING Variable Funds’ officers and trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2012.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of ING Variable Funds pursuant to the foregoing provisions or otherwise, ING Variable Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Funds of expenses incurred or paid by a trustee, officer, or controlling person of ING Variable Funds in connection with the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the shares being registered, ING Variable Funds will, unless in the opinion of its counsel that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the 1933 Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)           (a)           Amended and Restated Declaration of Trust dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)           Certificate of Amendment of Amended and Restated Declaration of Trust dated June 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(c)           Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value dated April 29, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(d)           Re-Designation of Classes of Shares of Beneficial Interest, $1.00 Par value, effective April 30, 2004 (redesignation of Class R shares to Class I shares) — filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(e)           Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Adviser Class shares) effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(f)            Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Service 2 Class shares) effective February 3, 2009 — Filed as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(g)           Certificate of Amendment of Declaration of Trust effective May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(2)           (a)           Second Amended and Restated Bylaws dated March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            Amendment dated March 11, 2010 to the Second Amended and Restated Bylaws — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(3)           Not applicable.

(4)           (a)           Agreement and Plan of Reorganization between ING Growth and Income Core Portfolio, a series of ING Investors Trust and ING Growth and Income Portfolio, a series of ING Variable Funds — Attached as Appendix A to the Proxy Statement/Prospectus.

(b)           Agreement and Plan of Reorganization between ING UBS U.S. Large Cap Equity Portfolio, a series of ING Partners Inc. and ING Growth and Income Portfolio, a series of ING Variable Funds — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)           Instruments Defining Rights of Holders — Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

(6)           (a)           Investment Management Agreement between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Funds) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)            Amended Schedule A, effective December 2009, to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds Dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)           Amendment, effective January 1, 2007, to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(b)           Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated by reference.

(i)            Amended Schedule A, effective December, 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)           First Amendment, effective July 29, 2003, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)          Second Amendment, effective January 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Third Amendment, effective October 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co.LLC — Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(7)           Distribution Agreement between ING Variable Funds (formerly known as Aetna Variable Fund) and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(a)           Substitution Agreement dated October 8, 2002 between ING Variable Funds and ING Investments Distributor, LLC — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)           Amended Schedule of Approvals dated December 2011 to the Distribution Agreement between ING Variable Funds and ING Funds Distributor, LLC dated January 1, 2002 — Filed herein.

(8)           Directors’ Deferred Compensation Plan dated September 24, 1997 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

(9)           (a)           Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 26, 2011, to the Custody Agreement with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(b)           Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 26, 2011, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(ii)           Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)           Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A effective February 28, 2011 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(10)         (a)           Restated Distribution Plan for Class S shares effective March 24, 2004 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)            Schedule 1 dated December 2009 to Restated Distribution Plan for Class S shares effective March 24, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)           Shareholder Service and Distribution Plan for Class ADV shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(i)            Schedule A dated December 2009 to Shareholder Service and Distribution Plan for Class ADV shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)           Reduction in Fee Payable under the ING Variable Funds Shareholder Service and Distribution Plan for ING Growth and Income Portfolio’s Adviser Class shares from January 22, 2011 through May 1, 2012 — Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(c)           Shareholder Service and Distribution Plan for Class S2 shares effective February 28, 2009 — Filed as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)            Schedule A dated December 2009 to Shareholder Service and Distribution Plan for Class S2 shares effective February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)           Reduction in Fee Payable dated May 1, 2010 under the ING Variable Funds Shareholder Service and Distribution Plan for Class S2 shares — Filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2011 and incorporated herein by reference.

(iii)          Form of Reduction in Fee Payable under the ING Variable Funds Shareholder Service and Distribution Plan for ING Growth and Income Portfolio’s Service 2 Class shares from May 1, 2011 through May 1, 2012 — Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(d)         Second Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Funds, effective February 28, 2009 — Filed as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(11)         Opinion and consent of Counsel—Filed herewith.

(12)         Opinion and consent of Counsel supporting tax matters and consequences — To be filed by subsequent post-effective amendment.

(13)        (a)           Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds dated April 1, 2002 as amended and restated on December 31, 2008 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Amended Schedule A, effective December 2009, to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(b)           License Agreement between Aetna Life and Casualty Company and Aetna Variable Fund dated August 8, 1974 — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement filed on April 11, 1997 and incorporated herein by reference.

(c)           Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A effective April 26, 2011 to the Fund Accounting Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(d)           Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)            Amended Schedule A dated April 2007 to the Allocation Agreement — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(e)           Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2007 and incorporated herein by reference.

(i)            Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2010 and incorporated herein by reference.

(f)            Transfer Agency Services Agreement dated February 25, 2009 between ING Variable Funds and BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Amendment to Transfer Agency Services Agreement, effective February 8, 2011 to the Transfer Agency Services Agreement dated February 25, 2009 — Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(ii)           Amended Exhibit A, effective February 28, 2011, to the Transfer Agency Services Agreement dated February 25, 2009 between ING Variable Funds and BNY Mellon Investment Servicing (U.S.) Inc. — Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(g)          Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 —

Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)            Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(ii)           Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(h)         Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)            Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(ii)           Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iii)          Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iv)          Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 — Filed as an

Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(v)           Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(vi)          Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(vii)         Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)           Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated July 16, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(14)         Consent of independent registered public accounting firm—Filed herein.

(15)         Not applicable.

(16)        Powers of attorney - Filed herein.

(17)         Not applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 18th day of December, 2012.

ING VARIABLE FUNDS

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President, Chief Executive Officer and Interested Trustee	December 18, 2012

Todd Modic*	Senior Vice President	December 18, 2012
Chief/Principal Financial Officer & Assistant Secretary

Albert E. DePrince Jr.*	Trustee	December 18, 2012

Martin J. Gavin*	Trustee	December 18, 2012

Russell H. Jones*	Trustee	December 18, 2012

Sidney Koch*	Trustee	December 18, 2012

Joseph E. Obermeyer*	Trustee	December 18, 2012

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
as Attorney-in-Fact**

** Powers of attorney for Todd Modic, Shaun Mathews and each Trustee are filed herewith.

EXHIBIT INDEX

ING Variable Funds

Exhibit:

(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Auditors

(16)	Powers of Attorney